UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740
(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

EuroPac International Value Fund

Class A (EPIVX)

Class I (EPVIX)

EuroPac International Bond Fund

Class A (EPIBX)

Class I (EPBIX)

EuroPac International Dividend Income Fund

Class A (EPDPX)

Class I (EPDIX)

EP Emerging Markets Fund

Class A (EPASX)

Class I (EPEIX)

EuroPac Gold Fund

Class A (EPGFX)

Class I (EPGIX)

SEMI-ANNUAL REPORT

April 30, 2024

Euro Pacific Funds

Each a series of Investment Managers Series Trust

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	23
Statements of Operations	27
Statements of Changes in Net Assets	29
Financial Highlights	34
Notes to Financial Statements	45
Supplemental Information	63
Expense Examples	71

This report and the financial statements contained herein are provided for the general information of the shareholders of the Euro Pacific Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.europacificfunds.com

EuroPac International Value Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 89.2%
	AUSTRALIA — 2.5%
200,000	Sonic Healthcare Ltd.	$3,437,106

	BRAZIL — 2.7%
750,656	Ambev S.A. - ADR	1,741,522
689,700	Banco Bradesco S.A. - ADR	1,862,190
		3,603,712
	CANADA — 21.8%
100,000	Agnico Eagle Mines Ltd.	6,335,000
85,000	Bank of Nova Scotia	3,899,615
335,000	Barrick Gold Corp.	5,574,400
30,000	Franco-Nevada Corp.	3,612,000
1,000,000	IAMGOLD Corp. *	3,560,000
509,900	Kinross Gold Corp.	3,288,855
30,000	Nutrien Ltd.	1,583,100
84,694	Pan American Silver Corp.	1,561,757
		29,414,727
	CHINA — 3.2%
100,000	Tencent Holdings Ltd.	4,388,320

	DENMARK — 5.1%
20,000	Novo Nordisk A/S - ADR	2,566,200
30,000	Novonesis (Novozymes) B	1,661,303
35,000	Royal Unibrew A/S	2,635,762
		6,863,265
	FRANCE — 4.0%
25,000	Pluxee N.V. *	770,811
35,000	Societe BIC S.A.	2,461,389
25,000	Sodexo S.A.	2,176,910
		5,409,110
	GERMANY — 4.9%
10,000	adidas A.G.	2,409,911
20,000	BASF S.E.	1,047,966
56,000	Bayer A.G.	1,633,610
15,000	Carl Zeiss Meditec A.G.	1,582,745
		6,674,232
	JAPAN — 8.7%
85,000	BayCurrent Consulting, Inc.	1,809,409
50,000	Chugai Pharmaceutical Co., Ltd.	1,590,194
200,000	MonotaRO Co., Ltd.	2,396,976

EuroPac International Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
100,000	Ono Pharmaceutical Co., Ltd.	$1,440,337
150,000	Shoei Co., Ltd.	1,921,770
130,000	Yakult Honsha Co., Ltd.	2,542,767
		11,701,453
	NETHERLANDS — 3.4%
22,000	Aalberts N.V.	1,046,042
100,000	Shell PLC	3,573,501
		4,619,543
	NORWAY — 2.1%
105,000	Equinor A.S.A.	2,793,880

	SINGAPORE — 1.9%
165,000	Singapore Exchange Ltd.	1,125,508
842,700	Singapore Telecommunications Ltd.	1,461,437
		2,586,945
	SPAIN — 1.3%
382,689	Telefonica S.A.	1,714,340

	SWITZERLAND — 6.2%
1,500	Barry Callebaut A.G.	2,423,828
20,000	Novartis A.G. - ADR	1,942,600
10,000	Roche Holding A.G.	2,396,012
6,000	Sonova Holding A.G.	1,658,504
		8,420,944
	UNITED KINGDOM — 14.1%
85,000	BP PLC - ADR	3,295,450
200,000	British American Tobacco PLC - ADR	5,884,000
125,000	Burberry Group PLC	1,788,548
55,760	GSK PLC	2,310,694
40,000	Reckitt Benckiser Group PLC	2,236,247
45,000	Unilever PLC - ADR	2,333,250
1,423,470	Vodafone Group PLC	1,200,425
		19,048,614
	UNITED STATES — 7.3%
85,000	Newmont Corp.	3,454,400
73,200	Newmont Corp. - CDI	2,963,754

EuroPac International Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
36,645	Philip Morris International, Inc.	$3,479,076
		9,897,230
	TOTAL COMMON STOCKS
	(Cost $115,175,476)	120,573,421
	SHORT-TERM INVESTMENTS — 9.2%
12,516,365	Federated Hermes Treasury Obligations Fund - Institutional Class, 5.088% [1]	12,516,365
	Total Short-Term Investments
	(Cost $12,516,365)	12,516,365

	TOTAL INVESTMENTS — 98.4%
	(Cost $127,691,841)	133,089,786
	Other Assets in Excess of Liabilities — 1.6%	2,128,484
	TOTAL NET ASSETS — 100.0%	$135,218,270

ADR – American Depository Receipt

CDI – CHESS Depositary Interest

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EuroPac International Value Fund

SUMMARY OF INVESTMENTS

As of April 30, 2024 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	34.8%
Basic Materials	25.6%
Communications	8.3%
Energy	7.2%
Financial	5.1%
Consumer, Cyclical	4.7%
Industrial	2.2%
Technology	1.3%
Total Common Stocks	89.2%
Short-Term Investments	9.2%
Total Investments	98.4%
Other Assets in Excess of Liabilities	1.6%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 0.0%
	UNITED STATES — 0.0%
118	Hycroft Mining Holding Corp. *	$391
	TOTAL COMMON STOCKS
	(Cost $1,559,793)	391

Principal Amount[1]
	FIXED INCOME SECURITIES — 92.2%
	ARGENTINA — 1.5%
	Argentina Treasury Bond BONCER
48,000,000	2.000%, 11/9/2026	872,931

	AUSTRALIA — 3.6%
	BHP Billiton Finance Ltd.
1,000,000	5.625%, 10/22/2079[2,3]	1,072,278
	Newcrest Finance Pty Ltd.
1,000,000	5.750%, 11/15/2041[4]	983,558
		2,055,836
	BRAZIL — 4.6%
	Brazilian Government International Bond
13,500,000	10.250%, 1/10/2028	2,630,324

	CANADA — 3.6%
	Bank of Nova Scotia
1,500,000	2.490%, 9/23/2024	1,078,315
	Pembina Pipeline Corp.
1,500,000	3.310%, 2/1/2030[2]	996,115
		2,074,430
	CHILE — 4.0%
	Bonos de la Tesoreria de la Republica en pesos
2,200,000,000	6.000%, 4/1/2033[4]	2,305,072

	COLOMBIA — 3.5%
	Colombia Government International Bond
8,150,000,000	9.850%, 6/28/2027	1,992,466

	DOMINICAN REPUBLIC — 1.1%
	Dominican Republic International Bond
37,000,000	9.750%, 6/5/2026	636,784

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2024 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	FRANCE — 2.2%
	TotalEnergies S.E.
1,200,000	3.369% [2,3,5]	$1,255,856

	GERMANY — 4.6%
	Kreditanstalt fuer Wiederaufbau
48,700,000	4.400%, 7/25/2025	2,643,351

	IRELAND — 1.8%
	Glencore Capital Finance DAC
1,000,000	0.500%, 9/7/2028[2]	1,032,693

	LUXEMBOURG — 4.3%
	European Investment Bank
24,500,000,000	5.750%, 1/24/2025	1,494,635
18,000,000	6.500%, 7/7/2027	945,329
		2,439,964
	MALTA — 1.5%
	Gaming Innovation Group PLC
	11.274% (Stockholm Interbank Offered Rates 3 Month + 725 basis points),
9,000,000	12/18/2026[2,6]	833,001

	MEXICO — 7.0%
	America Movil S.A.B. de C.V.
17,850,000	9.500%, 1/27/2031[2]	974,254
	Mexican Bonos
15,000,000	5.750%, 3/5/2026	803,973
20,000,000	7.750%, 11/23/2034	1,000,198
	Petroleos Mexicanos
21,000,000	7.190%, 9/12/2024	1,198,678
		3,977,103
	NORWAY — 4.9%
	Aker A.S.A.
	6.640% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 190
4,000,000	basis points), 11/22/2024[2,6]	360,618
5,000,000	6.275%, 9/27/2027	454,060
	City of Oslo Norway
5,000,000	1.320%, 2/16/2028	396,289
	DNB Bank A.S.A.
	7.030% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 230
10,000,000	basis points), 5/28/2030[2,6]	909,151

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2024 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	NORWAY (Continued)
	Lime Petroleum A.S.
6,861,891	13.980% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 925 basis points), 7/7/2025[2,4,6]	$642,424
		2,762,542
	PERU — 2.5%
	Peruvian Government International Bond
5,400,000	5.940%, 2/12/2029	1,429,557

	PHILIPPINES — 9.4%
	Asian Development Bank
132,000,000	6.200%, 10/6/2026	1,551,483
100,000,000	6.150%, 2/25/2030	1,144,930
	Philippine Government International Bond
165,000,000	6.250%, 1/14/2036	2,686,011
		5,382,424
	SINGAPORE — 3.7%
	Housing & Development Board
1,000,000	2.320%, 1/24/2028	702,843
	Singapore Government Bond
2,000,000	2.125%, 6/1/2026	1,425,537
		2,128,380
	SOUTH KOREA — 4.4%
	Export-Import Bank of Korea
35,500,000,000	7.250%, 12/7/2024	2,181,853
20,000,000	3.700%, 3/23/2026	330,810
		2,512,663
	SWEDEN — 1.6%
	Betsson A.B.
800,000	10.426% (3-Month Euribor + 650 basis points), 6/23/2025[2,6]	883,671

	THAILAND — 2.3%
	Thailand Government Bond
47,000,000	3.390%, 6/17/2037	1,324,995

	UNITED KINGDOM — 7.6%
	BP Capital Markets PLC
1,000,000	3.250% [2,3,5]	1,040,086
	European Bank for Reconstruction & Development
190,000,000	6.300%, 10/26/2027	2,221,322

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2024 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	UNITED KINGDOM (Continued)
	Vodafone Group PLC
1,000,000	4.200%, 10/3/2078[2,3]	$1,042,529
		4,303,937
	UNITED STATES — 12.5%
	Inter-American Development Bank
41,500,000,000	5.100%, 11/17/2026	2,462,180
	International Bank for Reconstruction & Development
75,000,000	6.000%, 1/16/2025	893,910
22,000,000	3.700%, 1/25/2026	367,048
2,000,000	9.750%, 1/21/2027	381,937
18,500,000,000	6.500%, 12/8/2027	1,135,770
	International Finance Corp.
36,000,000	7.000%, 7/20/2027	1,901,417
		7,142,262
	TOTAL FIXED INCOME SECURITIES
	(Cost $55,844,334)	52,620,242
Number
of Shares
	SHORT-TERM INVESTMENTS — 4.7%
2,695,362	Federated Hermes Treasury Obligations Fund - Institutional Class, 5.088% [7]	2,695,362
	Total Short-Term Investments
	(Cost $2,695,362)	2,695,362

	TOTAL INVESTMENTS — 96.9%
	(Cost $60,099,489)	55,315,995
	Other Assets in Excess of Liabilities — 3.1%	1,757,410
	TOTAL NET ASSETS — 100.0%	$57,073,405

PLC – Public Limited Company

*	Non-income producing security.
[1]	Local currency.
[2]	Callable.
[3]	Variable rate security.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $3,931,054, which represents 6.89% of Net Assets.
[5]	Perpetual security. Maturity date is not applicable.
[6]	Floating rate security.
[7]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund

SUMMARY OF INVESTMENTS

As of April 30, 2024 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Basic Materials	0.0%
Total Common Stocks	0.0%
Fixed Income Securities
Government	61.7%
Financial	9.6%
Energy	9.0%
Basic Materials	5.4%
Communications	3.5%
Consumer, Cyclical	3.0%
Total Fixed Income Securities	92.2%
Short-Term Investments	4.7%
Total Investments	96.9%
Other Assets in Excess of Liabilities	3.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EuroPac International Dividend Income Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.7%
	AUSTRALIA — 4.5%
470,000	Evolution Mining Ltd.	$1,212,008
180,000	Northern Star Resources Ltd.	1,706,158
50,000	Sonic Healthcare Ltd.	859,276
630,000	Telstra Group Ltd.	1,488,419
		5,265,861
	BRAZIL — 4.3%
700,000	Ambev S.A. - ADR	1,624,000
250,000	B3 S.A. - Brasil Bolsa Balcao	519,489
550,000	Banco Bradesco S.A. - ADR	1,485,000
150,000	Itau Unibanco Holding S.A. - ADR	907,500
40,000	Vale S.A. - ADR	486,800
		5,022,789
	CANADA — 19.8%
45,000	Agnico Eagle Mines Ltd.	2,850,750
120,000	Alamos Gold, Inc. - Class A	1,765,200
350,000	Algonquin Power & Utilities Corp.	2,138,084
22,000	Bank of Nova Scotia	1,009,312
191,000	Barrick Gold Corp.	3,178,240
10,000	BCE, Inc.	328,539
60,000	Canadian Utilities Ltd. - Class A	1,341,469
500,000	Equinox Gold Corp. *	2,705,000
800,000	IAMGOLD Corp. *	2,848,000
15,000	Nutrien Ltd.	791,550
150,000	Pan American Silver Corp.	2,766,000
50,000	Power Corp. of Canada	1,332,171
		23,054,315
	FINLAND — 1.8%
160,000	Fortum Oyj	2,108,448

	FRANCE — 10.2%
35,000	Danone S.A.	2,190,630
206,000	Engie S.A.	3,576,397
15,000	Sanofi	1,481,946
40,000	TotalEnergies S.E. - ADR	2,898,800
55,000	Veolia Environnement S.A.	1,709,878
		11,857,651
	GERMANY — 6.3%
19,000	BASF S.E.	995,568
75,000	Bayer A.G.	2,187,871

EuroPac International Dividend Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	GERMANY (Continued)
130,000	E.ON S.E.	$1,721,508
15,000	Mercedes-Benz Group A.G.	1,134,651
7,000	SAP S.E.	1,264,012
		7,303,610
	ITALY — 3.4%
400,000	Enel S.p.A.	2,629,071
85,000	Eni S.p.A.	1,365,289
		3,994,360
	NEW ZEALAND — 1.1%
2,600,000	Kiwi Property Group Ltd.	1,237,876

	NORWAY — 5.4%
42,794	Aker BP A.S.A.	1,037,890
100,000	Austevoll Seafood A.S.A.	798,497
55,000	Equinor A.S.A. - ADR	1,462,450
150,000	Norsk Hydro A.S.A.	921,808
180,000	Telenor A.S.A.	2,072,467
		6,293,112
	SINGAPORE — 4.2%
55,000	DBS Group Holdings Ltd.	1,400,105
1,200,000	Singapore Telecommunications Ltd.	2,081,078
4,000,000	Starhill Global REIT - REIT	1,391,840
		4,873,023
	SOUTH KOREA — 0.9%
50,000	SK Telecom Co., Ltd. - ADR	1,021,500

	SPAIN — 7.2%
200,000	Banco Bilbao Vizcaya Argentaria S.A.	2,162,860
55,000	Endesa S.A.	1,002,996
109,163	Iberdrola S.A.	1,338,557
85,000	Repsol S.A.	1,334,210
578,064	Telefonica S.A.	2,589,566
		8,428,189
	SWITZERLAND — 3.8%
20,000	Novartis A.G. - ADR	1,942,600
10,000	Roche Holding A.G.	2,396,012
4,000	Sandoz Group A.G. - ADR *	135,520
		4,474,132

EuroPac International Dividend Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM — 18.2%
75,000	BP PLC - ADR	$2,907,750
150,000	British American Tobacco PLC - ADR	4,413,000
55,000	GSK PLC	2,279,200
520,000	John Wood Group PLC *	964,238
18,000	Reckitt Benckiser Group PLC	1,006,311
35,000	Shell PLC - ADR	2,508,100
40,000	Unilever PLC - ADR	2,074,000
6,000,000	Vodafone Group PLC	5,059,853
		21,212,452
	UNITED STATES — 4.6%
40,000	Newmont Corp.	1,625,600
34,000	Newmont Corp. - CDI	1,376,607
25,000	Philip Morris International, Inc.	2,373,500
		5,375,707
	TOTAL COMMON STOCKS
	(Cost $115,309,990)	111,523,025
	SHORT-TERM INVESTMENTS — 3.7%
4,275,446	Federated Hermes Treasury Obligations Fund - Institutional Class, 5.088% [1]	4,275,446
	Total Short-Term Investments
	(Cost $4,275,446)	4,275,446

	TOTAL INVESTMENTS — 99.4%
	(Cost $119,585,436)	115,798,471
	Other Assets in Excess of Liabilities — 0.6%	668,458
	TOTAL NET ASSETS — 100.0%	$116,466,929

ADR – American Depository Receipt

CDI – CHESS Depositary Interest

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EuroPac International Dividend Income Fund

SUMMARY OF INVESTMENTS

As of April 30, 2024 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	22.1%
Basic Materials	21.6%
Utilities	15.1%
Communications	12.6%
Energy	12.4%
Financial	9.8%
Technology	1.1%
Consumer, Cyclical	1.0%
Total Common Stocks	95.7%
Short-Term Investments	3.7%
Total Investments	99.4%
Other Assets in Excess of Liabilities	0.6%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EP Emerging Markets Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 88.9%
	BRAZIL — 2.5%
1,000,000	B3 S.A. - Brasil Bolsa Balcao	$2,077,957

	CHINA — 28.4%
200,000	Alibaba Group Holding Ltd.	1,872,612
300,000	Anhui Conch Cement Co., Ltd. - Class H	696,021
150,000	ANTA Sports Products Ltd.	1,698,148
2,700,000	China Forestry Holdings Co., Ltd. *,1	—
700,000	Chongqing Fuling Zhacai Group Co., Ltd. - Class A	1,370,749
1,750,000	CSPC Pharmaceutical Group Ltd.	1,436,988
125,000	ENN Energy Holdings Ltd.	1,065,049
499,904	Hangzhou Robam Appliances Co., Ltd. - Class A	1,628,418
125,000	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. - Class A	1,636,222
120,000	Lepu Medical Technology Beijing Co., Ltd. - Class A	244,424
100,000	Luzhou Laojiao Co., Ltd. - Class A	2,559,559
100,000	Midea Group Co., Ltd. - Class A	961,723
10,000	NetEase, Inc. - ADR	934,700
190,000	Shandong WIT Dyne Health Co., Ltd. - Class A	935,590
35,000	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	1,469,563
40,000	Tencent Holdings Ltd.	1,755,328
60,000	Wuliangye Yibin Co., Ltd. - Class A	1,240,801
140,000	Zhejiang Cfmoto Power Co., Ltd. - Class A	2,697,174
		24,203,069
	HONG KONG — 3.3%
3,250,000	China Overseas Property Holdings Ltd.	1,976,747
250,000	China Resources Gas Group Ltd.	785,742
		2,762,489
	HUNGARY — 1.5%
50,000	Richter Gedeon Nyrt	1,273,251

	INDIA — 8.3%
20,000	AIA Engineering Ltd.	907,623
650,000	Castrol India Ltd.	1,637,171
50,000	GMM Pfaudler Ltd.	854,461
150,000	Indraprastha Gas Ltd.	841,556
100,000	Infosys Ltd. - ADR	1,671,000
12,550	Metropolis Healthcare Ltd. [2]	272,704
32,060	Mphasis Ltd.	885,460
		7,069,975
	INDONESIA — 8.3%
55,000,000	Ace Hardware Indonesia Tbk P.T.	3,157,578

EP Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDONESIA (Continued)
2,000,000	Astra International Tbk P.T.	$631,111
1,000,000	Indofood CBP Sukses Makmur Tbk P.T.	668,419
3,500,000	Indofood Sukses Makmur Tbk P.T.	1,345,326
10,000,000	Industri Jamu Dan Farmasi Sido Muncul Tbk P.T.	448,954
550,000	United Tractors Tbk P.T.	838,253
		7,089,641
	MEXICO — 5.6%
100,000	Arca Continental S.A.B. de C.V.	975,553
800,000	Bolsa Mexicana de Valores S.A.B. de C.V.	1,502,790
40,000	Grupo Aeroportuario del Sureste S.A.B. de C.V. - Class B	1,374,016
250,000	Wal-Mart de Mexico S.A.B. de C.V.	932,823
		4,785,182
	PHILIPPINES — 0.7%
3,200,000	DMCI Holdings, Inc.	613,760

	SOUTH AFRICA — 5.7%
60,000	Clicks Group Ltd.	929,362
250,000	JSE Ltd.	1,141,526
250,000	Mr Price Group Ltd.	2,323,166
90,000	Vodacom Group Ltd.	432,515
		4,826,569
	SOUTH KOREA — 11.3%
8,000	BGF Retail Co., Ltd.	754,206
12,500	GOLFZON Co., Ltd.	703,351
9,050	Hansol Chemical Co., Ltd.	1,255,275
9,000	Hyundai Glovis Co., Ltd.	1,178,192
10,000	KT&G Corp.	644,358
3,500	LG H&H Co., Ltd.	1,054,578
5,000	NCSoft Corp.	631,752
9,000	Orion Corp.	602,315
25,000	S-1 Corp.	1,076,791
16,000	Samsung Electronics Co., Ltd.	889,386
9,775	Tokai Carbon Korea Co., Ltd.	856,890
		9,647,094
	TAIWAN — 9.7%
550,000	Asia Cement Corp.	737,664
9,000	ASPEED Technology, Inc.	842,715
400,000	Formosa Plastics Corp.	840,375
11,000	Largan Precision Co., Ltd.	733,238

EP Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN (Continued)
40,000	Nien Made Enterprise Co., Ltd.	$467,454
50,000	Poya International Co., Ltd.	766,022
75,000	Realtek Semiconductor Corp.	1,183,137
33,580	Silergy Corp.	445,980
75,000	Taiwan Semiconductor Manufacturing Co., Ltd.	1,795,783
10,000	Voltronic Power Technology Corp.	473,172
		8,285,540
	THAILAND — 0.6%
1,500,000	Thai Beverage PCL	543,147

	UNITED KINGDOM — 2.6%
75,000	British American Tobacco PLC	2,204,719

	URUGUAY — 0.4%
250	MercadoLibre, Inc.*	364,675
	TOTAL COMMON STOCKS
	(Cost $76,513,607)	75,747,068
	SHORT-TERM INVESTMENTS — 10.7%
9,112,391	Federated Hermes Treasury Obligations Fund - Institutional Class, 5.088% [3]	9,112,391
	Total Short-Term Investments
	(Cost $9,112,391)	9,112,391

	TOTAL INVESTMENTS — 99.6%
	(Cost $85,625,998)	84,859,459
	Other Assets in Excess of Liabilities — 0.4%	380,469
	TOTAL NET ASSETS — 100.0%	$85,239,928

ADR – American Depository Receipt

PCL – Public Company Limited

PLC – Public Limited Company

*	Non-income producing security.
[1]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $0.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $272,704, which represents 0.32% of Net Assets.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EP Emerging Markets Fund

SUMMARY OF INVESTMENTS

As of April 30, 2024 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	25.8%
Consumer, Cyclical	20.7%
Technology	10.6%
Financial	7.9%
Industrial	7.7%
Basic Materials	6.4%
Communications	5.9%
Utilities	3.2%
Energy	0.7%
Total Common Stocks	88.9%
Short-Term Investments	10.7%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.4%
	DIVERSIFIED EXPLORATION AND MINING — 2.2%
300,000	Canter Resources Corp.*,1,2	$46,123
880,000	Carbon Neutral[1,2,3]	1,743,299
6,000,000	Nuvau Minerals Corp.[1,2,3]	3,268,686
		5,058,108
	GOLD EXPLORATION — 9.2%
5,557,142	Alpha Exploration Ltd.*,2,4	3,390,716
1,071,000	Alpha Exploration Ltd.*,1,2,4	653,476
1,945,500	Angus Gold, Inc.*,2	784,305
1,208,333	Atacama Copper Corp.*,1,2,4	1,053,243
5,030,228	Aurion Resources Ltd.*,2	2,411,528
9,912,498	Besra Gold, Inc.*,2	577,913
151,265	Dakota Gold Corp.*	402,365
664,000	Dryden Gold Corp.*,2,4	65,112
7,300,000	Dryden Gold Corp.*,1,2,4	715,842
14,241,370	Heliostar Metals Ltd.*,2,4	2,741,311
589,600	Irving Resources, Inc.*,2	169,167
110,300	Ivanhoe Electric, Inc.*	1,114,030
300,000	Meridian Mining UK Societas*,2	96,971
1,500,000	Meridian Mining UK Societas*,1,2	484,855
6,522,500	Newcore Gold Ltd.*,2	1,492,400
4,000,000	Radius Gold, Inc.*,2,4	261,495
5,179,000	Revival Gold, Inc.*,2,4	1,316,663
4,687,500	Revival Gold, Inc.*,1,2,4	1,191,709
7,000,000	Scorpio Gold Corp.*,1,2	1,016,925
1,300,000	Western Exploration, Inc.*,2,4	1,057,602
		20,997,628
	GOLD MINING — 29.9%
226,440	Agnico Eagle Mines Ltd.	14,344,974
112,000	AngloGold Ashanti Ltd. - ADR	2,574,880
3,649,229	B2Gold Corp.	9,305,534
828,000	B2Gold Corp.[2]	2,093,005
690,392	Barrick Gold Corp.	11,488,123
1,443,099	Equinox Gold Corp.*,2	7,809,318
520,000	Equinox Gold Corp.*	2,813,200
417,687	Evolution Mining Ltd.[2]	1,098,536
5,756,229	i-80 Gold Corp.*,2	6,857,133
2,850,000	i-80 Gold Corp.*,1,2	3,395,075
600,000	IAMGOLD Corp.*	2,136,000
160,005	Kinross Gold Corp.	1,032,032
24,000	Newmont Corp.	975,360

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	GOLD MINING (Continued)
919,200	OceanaGold Corp.[2]	$1,989,697
100,000	OceanaGold Corp.	216,000
5,000	Polyus PJSC - GDR*,1,2,3	—
		68,128,867
	PRECIOUS METALS DEVELOPMENTAL — 1.8%
140,813	Adriatic Metals PLC*,2	415,954
570,400	Artemis Gold, Inc.*,2	3,716,487
		4,132,441
	PRECIOUS METALS EXPLORATION — 3.9%
3,660,000	G2 Goldfields, Inc.*,2	3,296,579
1,490,027	Harfang Exploration, Inc.*,2	124,467
3,882,300	Kenorland Minerals Ltd.*,2,4	2,256,003
5,645,900	Midland Exploration, Inc.*,2,4	1,640,415
8,829,204	Mundoro Capital, Inc.*,2,4	1,090,263
414,500	Riverside Resources, Inc.*,2	48,173
27,619	Seabridge Gold, Inc.*	414,285
		8,870,185
	ROYALTY COMPANIES — 36.1%
7,581,800	Elemental Altus Royalties Corp.*,2	6,498,528
382,931	EMX Royalty Corp.*,2	700,941
98,366	Franco-Nevada Corp.	11,843,266
1,806,000	Lara Exploration Ltd.*,2	1,075,703
3,037,294	Metalla Royalty & Streaming Ltd.[2]	8,935,164
606,529	Metalla Royalty & Streaming Ltd.	1,795,326
6,671,651	Orogen Royalties, Inc.*,2	4,652,274
635,889	Osisko Gold Royalties Ltd.	9,786,332
323,120	Osisko Gold Royalties Ltd.[2]	4,964,036
96,300	Royal Gold, Inc.	11,568,519
782,500	Star Royalties Ltd.*,2	153,465
409,359	Triple Flag Precious Metals Corp.	6,594,773
10,000	Triple Flag Precious Metals Corp.[2]	161,255
232,200	Wheaton Precious Metals Corp.	12,106,908
25,000	Wheaton Precious Metals Corp.[2]	1,302,390
		82,138,880
	SILVER: EXPLORATION AND MINING — 15.3%
3,624,980	Fortuna Silver Mines, Inc.*	16,457,409
753,761	Pan American Silver Corp.	13,899,353

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2024 (Unaudited)

Number of Shares		Value
COMMON STOCKS (Continued)
SILVER: EXPLORATION AND MINING (Continued)
538,644	SilverCrest Metals, Inc.*	$4,400,722
34,757,484
TOTAL COMMON STOCKS
	(Cost $198,426,671)	224,083,593
WARRANTS — 0.8%
DIVERSIFIED EXPLORATION AND MINING — 0.0%
150,000	Canter Resources Corp., Strike Price: 0.70 CAD, Expiration Date: January 19, 2026*,1,2,3	—
2,000,000	Nuvau Minerals Corp., Strike Price: 0.75 CAD, Expiration Date: March 15, 2025*,1,2,3	—
1,000,000	Nuvau Minerals Corp., Strike Price: 1.00 CAD, Expiration Date: November 13, 2026*,1,2,3	—
—
GOLD EXPLORATION — 0.5%
550,000	Alpha Exploration Ltd., Strike Price: 1.05 CAD, Expiration Date: December 11, 2025*,1,2	—
1,428,571	Alpha Exploration Ltd., Strike Price: 1.05 CAD, Expiration Date: November 20, 2025*,1,2	—
1,600,000	Alpha Exploration Ltd., Strike Price: 1.05 CAD, Expiration Date: June 20, 2026*,1,2	—
535,500	Alpha Exploration Ltd., Strike Price: 1.05 CAD, Expiration Date: November 13, 2026*,1,2	—
7,300,000	Dryden Gold Corp., Strike Price: 0.30 CAD, Expiration Date: January 15, 2026*,1,2	—
1,022,727	Heliostar Metals Ltd., Strike Price: 0.40 CAD, Expiration Date: January 16, 2026*,1,2	—
3,518,412	Heliostar Metals Ltd., Strike Price: 0.70 CAD, Expiration Date: January 25, 2025*,1,2	—
10,000,000	Mogotes Metals, Inc., Strike Price: 0.15 CAD, Expiration Date: July 1, 2024*,1,2,3	1,089,562
4,000,000	Radius Gold, Inc.; Strike Price: 0.35 CAD, Expiration Date: July 19, 2025*,1,2	—
7,000,000	Scorpio Gold Corp., Strike Price: 0.20 CAD, Expiration Date: February 20, 2026 *,1,2	—
650,000	Western Exploration, Inc., Strike Price: 2.15 CAD, Expiration Date: June 20, 2026*,1,2	—
1,089,562
GOLD MINING — 0.0%
50,000	I-80 GOLD Corp., Strike Price: 2.15 CAD, Expiration Date: November 27, 2026*,1,2,3	—

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2024 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
	PRECIOUS METALS EXPLORATION — 0.1%
2,100,000	Newcore Gold, Ltd., Strike Price: 0.20 CAD, Expiration Date: June 29, 2024*,1,2	$175,419
2,343,750	Revival Gold, Inc., Strike Price: 0.45 CAD, Expiration Date: September 17, 2027*,1,2	—
750,000	Revival Gold, Inc., Strike Price: 0.72 CAD, Expiration Date: July 18, 2026*,1,2	—
800,000	Revival Gold, Inc., Strike Price: 0.80 CAD, Expiration Date: December 28, 2024*,1,2	—
6,750,000	Thomson Resources Ltd., Strike Price: 0.115 AUD, Expiration Date: November 8, 2024*,1,2,3	—
		175,419
	ROYALTY COMPANIES — 0.2%
2,784,546	EMX Royalty Corp., Strike Price: 2.27 CAD, Expiration Date: January 24, 2025*,1,2	505,656
	TOTAL WARRANTS
	(Cost $1,112,595)	1,770,637
	SHORT-TERM INVESTMENTS — 0.7%
1,699,812	Federated Hermes Treasury Obligations Fund - Institutional Class, 5.09%[5]	1,699,812
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,699,812)	1,699,812
	TOTAL INVESTMENTS — 99.9%
	(Cost $201,239,078)	227,554,042
	Other Assets in Excess of Liabilities — 0.1%	265,602
	TOTAL NET ASSETS — 100.0%	$227,819,644

ADR – American Depository Receipt
AUD – Australian Dollar
CAD – Canadian Dollar
GDR – Global Depository Receipt
PJSC – Public Joint Stock Company
PLC – Public Limited Company

*	Non-income producing security.
[1]	Securities noted are exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024 the value of these restricted securities amounted to $15,339,870 or 6.73% of net assets.
[2]	Foreign security denominated in U.S. dollars.
[3]	Level 3 securities fair valued under procedures established by the Board of Trustees, representing 2.68% of Net Assets. The total value of these securities is $6,101,547.
[4]	Affiliated company.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EuroPac Gold Fund

SUMMARY OF INVESTMENTS

As of April 30, 2024 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Royalty Companies	36.1%
Gold Mining	29.9%
Silver: Exploration and Mining	15.3%
Gold Exploration	9.2%
Precious Metals Exploration	3.9%
Diversified Exploration and Mining	2.2%
Precious Metals Developmental	1.8%
Total Common Stocks	98.4%
Short-Term Investments	0.7%
Warrants	0.8%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of April 30, 2024 (Unaudited)

	EuroPac International Value Fund	EuroPac International Bond Fund	EuroPac International Dividend Income Fund
Assets:
Investments in unaffiliated issuers, at cost	$127,691,841	$60,099,489	$119,585,436
Investments in affiliated issuers, at cost	-	-	-
Warrants, at cost	-	-	-
Foreign currency, at cost	-	620,853	-
Investments in unaffiliated issuers, at value	$133,089,786	$55,315,995	$115,798,471
Investments in affiliated issuers, at value	-	-	-
Warrants, at value	-	-	-
Foreign currency, at value	-	594,125	-
Cash held at broker	-	-	-
Receivables:
Investment securities sold	3,227,038	-	-
Fund shares sold	43,485	17,046	37,872
Reclaims receivable	506,988	-	510,248
Dividends and interest	430,061	1,233,551	363,898
Prepaid expenses	17,365	17,839	26,173
Total assets	137,314,723	57,178,556	116,736,662
Liabilities:
Payables:
Investment securities purchased	1,818,155	-	-
Fund shares redeemed	58,244	17,733	110,081
Advisory fees	116,188	14,551	80,454
Shareholder servicing fees (Note 7)	12,366	4,923	7,955
Distribution fees (Note 8)	20,894	7,812	19,316
Fund accounting and administration fees	22,954	11,194	19,178
Transfer agent fees and expenses	12,119	7,899	8,521
Custody fees	6,324	8,140	1,510
Trustees' deferred compensation (Note 3)	15,109	13,986	14,894
Auditing fees	4,049	9,841	4,079
Chief Compliance Officer fees	1,251	1,650	1,174
Trustees' fees and expenses	1,201	513	750
Deferred non-U.S. taxes	-	-	-
Accrued other expenses	7,599	6,909	1,821
Total liabilities	2,096,453	105,151	269,733
Commitments and contingencies (Note 3)
Net Assets	$135,218,270	$57,073,405	$116,466,929

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of April 30, 2024 (Unaudited)

	EuroPac International Value Fund	EuroPac International Bond Fund	EuroPac International Dividend Income Fund
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$128,662,641	$63,776,950	$121,660,970
Total distributable earnings (accumulated deficit)	6,555,629	(6,703,545)	(5,194,041)
Net Assets	$135,218,270	$57,073,405	$116,466,929

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$105,880,538	$40,182,595	$93,278,821
Shares of beneficial interest issued and outstanding	10,614,164	4,749,369	10,150,157
Redemption price per share	$9.98	$8.46	$9.19
Maximum sales charge (4.50% of offering price)*	0.47	0.40	0.43
Maximum public offering price to public	$10.45	$8.86	$9.62

Class I Shares:
Net assets applicable to shares outstanding	$29,337,732	$16,890,810	$23,188,108
Shares of beneficial interest issued and outstanding	2,931,980	1,955,906	2,519,053
Offering and redemption price per share	$10.01	$8.64	$9.21

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of April 30, 2024 (Unaudited)

	EP Emerging Markets Fund	EuroPac Gold Fund
Assets:
Investments in unaffiliated issuers, at cost	$85,625,998	$182,651,906
Investments in affiliated issuers, at cost	-	17,474,577
Warrants, at cost	-	1,112,595
Foreign currency, at cost	22,684	1,446,780
Investments in unaffiliated issuers, at value	$84,859,459	$210,721,895
Investments in affiliated issuers, at value	-	15,061,510
Warrants, at value	-	1,770,637
Foreign currency, at value	22,574	1,438,030
Cash held at broker	-	74,126
Receivables:
Investment securities sold	1,638,410	1,013,127
Fund shares sold	42,016	202,885
Reclaims receivable	-	-
Dividends and interest	127,146	19,073
Prepaid expenses	5,757	6,629
Total assets	86,695,362	230,307,912
Liabilities:
Payables:
Investment securities purchased	985,457	2,117,150
Fund shares redeemed	24,271	64,150
Advisory fees	67,881	150,361
Shareholder servicing fees (Note 7)	16,063	17,411
Distribution fees (Note 8)	14,029	38,806
Fund accounting and administration fees	10,936	31,991
Transfer agent fees and expenses	10,205	20,852
Custody fees	18,570	8,404
Trustees' deferred compensation (Note 3)	15,986	16,826
Auditing fees	9,659	11,634
Chief Compliance Officer fees	3,295	608
Trustees' fees and expenses	614	673
Deferred non-U.S. taxes	266,259	-
Accrued other expenses	12,209	9,402
Total liabilities	1,455,434	2,488,268
Commitments and contingencies (Note 3)
Net Assets	$85,239,928	$227,819,644

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of April 30, 2024 (Unaudited)

	EP Emerging Markets Fund	EuroPac Gold Fund
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$94,958,612	$226,630,663
Total distributable earnings (accumulated deficit)	(9,718,684)	1,188,981
Net Assets	$85,239,928	$227,819,644

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$71,573,834	$184,436,397
Shares of beneficial interest issued and outstanding	7,433,042	18,700,655
Redemption price per share	$9.63	$9.86
Maximum sales charge (4.50% of offering price)*	0.45	0.46
Maximum public offering price to public	$10.08	$10.32

Class I Shares:
Net assets applicable to shares outstanding	$13,666,094	$43,383,247
Shares of beneficial interest issued and outstanding	1,376,899	4,355,458
Offering and redemption price per share	$9.93	$9.96

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended April 30, 2024 (Unaudited)

	EuroPac International Value Fund	EuroPac International Bond Fund	EuroPac International Dividend Income Fund
Investment Income:
Dividend income from unaffiliated issuers (net of foreign withholding taxes of $193,532, $0 and $241,761, respectively)	$2,092,883	$-	$2,517,071
Interest income from unaffiliated issuers (net of foreign withholding taxes of $0, $23,426 and $0, respectively)	367,584	1,701,539	215,027
Total investment income	2,460,467	1,701,539	2,732,098

Expenses:
Advisory fees	732,270	175,747	503,523
Shareholder servicing fees (Note 7)	52,213	19,433	44,859
Distribution fees (Note 8)	133,533	52,773	118,936
Fund accounting and administration fees	94,047	52,705	84,647
Transfer agent fees and expenses	36,484	22,570	35,068
Custody fees	15,391	15,929	18,222
Registration fees	21,025	16,880	18,267
Auditing fees	7,877	13,220	7,877
Shareholder reporting fees	7,707	4,050	6,533
Legal fees	6,128	5,270	3,746
Trustees' fees and expenses	5,665	6,961	8,804
Miscellaneous	5,376	4,875	5,756
Tax reclaim service fees	4,987	-	4,987
Chief Compliance Officer fees	3,587	3,092	4,045
Insurance fees	3,043	2,459	2,484
Excise tax expenses	2,915	-	932
Total expenses	1,132,248	395,964	868,686
Advisory fees (waived) recovered	-	(79,570)	(3,357)
Net expenses	1,132,248	316,394	865,329
Net investment income (loss)	1,328,219	1,385,145	1,866,769

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments in unaffiliated issuers	5,542,761	(1,229,509)	699,699
Investments in affiliated issuers	-	-	-
Foreign currency transactions	(9,907)	12,957	2,300
Deferred non-US taxes	-	-	-
Net realized gain (loss)	5,532,854	(1,216,552)	701,999
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	5,855,322	2,406,209	6,640,577
Investments in affiliated issuers	-	-	-
Warrants	-	-	-
Foreign currency translations	(5,265)	10,017	542
Deferred non-U.S. taxes	-	-	-
Net change in unrealized appreciation/depreciation	5,850,057	2,416,226	6,641,119
Net realized and unrealized gain (loss)	11,382,911	1,199,674	7,343,118

Net Increase (Decrease) in Net Assets from Operations	$12,711,130	$2,584,819	$9,209,887

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS - Continued

For the Six Months Ended April 30, 2024 (Unaudited)

	EP Emerging Markets Fund	EuroPac Gold Fund
Investment Income:
Dividend income from unaffiliated issuers (net of foreign withholding taxes of $123,942 and $161,704, respectively)	$809,950	$1,029,902
Interest income from unaffiliated issuers (net of foreign withholding taxes of $0 and $0, respectively)	267,196	52,887
Total investment income	1,077,146	1,082,789

Expenses:
Advisory fees	459,965	819,661
Shareholder servicing fees (Note 7)	28,755	92,021
Distribution fees (Note 8)	89,832	214,163
Fund accounting and administration fees	70,017	120,436
Transfer agent fees and expenses	35,830	54,738
Custody fees	36,400	14,821
Registration fees	18,040	15,497
Auditing fees	13,138	14,417
Shareholder reporting fees	8,307	5,725
Legal fees	1,845	5,682
Trustees' fees and expenses	6,283	7,167
Miscellaneous	5,421	5,971
Tax reclaim service fees	-	-
Chief Compliance Officer fees	1,780	3,190
Insurance fees	1,870	2,102
Excise tax expenses	-	-
Total expenses	777,483	1,375,591
Advisory fees (waived) recovered	(48,811)	-
Net expenses	728,672	1,375,591
Net investment income (loss)	348,474	(292,802)

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments in unaffiliated issuers	(245,154)	9,373,769
Investments in affiliated issuers	-	(737,000)
Foreign currency transactions	(21,150)	(38,951)
Deferred non-US taxes	(80,800)	-
Net realized gain (loss)	(347,104)	8,597,818
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	8,450,594	24,364,640
Investments in affiliated issuers	-	1,757,418
Warrants	-	658,042
Foreign currency translations	(2,092)	(11,132)
Deferred non-U.S. taxes	(79,686)	-
Net change in unrealized appreciation/depreciation	8,368,816	26,768,968
Net realized and unrealized gain (loss)	8,021,712	35,366,786

Net Increase (Decrease) in Net Assets from Operations	$8,370,186	$35,073,984

See accompanying Notes to Financial Statements.

EuroPac International Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,328,219	$3,248,099
Net realized gain (loss) investments and foreign currency transactions	5,532,854	4,821,731
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	5,850,057	2,618,573
Net increase (decrease) in net assets resulting from operations	12,711,130	10,688,403

Distributions to Shareholders:
Distributions:
Class A	(1,083,356)	(2,524,990)
Class I	(328,631)	(583,833)
Total	(1,411,987)	(3,108,823)

Capital Transactions:
Net proceeds from shares sold:
Class A	2,707,625	12,060,129
Class I	3,974,608	20,535,748
Reinvestment of distributions:
Class A	709,392	1,652,705
Class I	319,498	565,294
Cost of shares redeemed:
Class A1	(11,397,041)	(16,963,146)
Class I2	(4,312,549)	(6,771,222)
Net increase (decrease) in net assets from capital transactions	(7,998,467)	11,079,508

Total increase (decrease) in net assets	3,300,676	18,659,088

Net Assets:
Beginning of period	131,917,594	113,258,506
End of period	$135,218,270	$131,917,594
Capital Share Transactions:
Shares sold:
Class A	276,932	1,247,913
Class I	407,355	2,102,069
Shares reinvested:
Class A	72,358	171,930
Class I	32,500	58,610
Shares redeemed:
Class A	(1,169,669)	(1,764,456)
Class I	(441,787)	(701,349)
Net increase (decrease) in capital share transactions	(822,311)	1,114,717

[1]	Net of redemption fees of $0 and $892, respectively.
[2]	Net of redemption fees of $0 and $5,272, respectively.

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,385,145	$2,041,881
Net realized gain (loss) investments and foreign currency transactions	(1,216,552)	(722,456)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	2,416,226	1,843,378
Net increase (decrease) in net assets resulting from operations	2,584,819	3,162,803

Distributions to Shareholders:
Distributions:
Class A	(937,454)	-
Class I	(346,903)	-
Total	(1,284,357)	-

Capital Transactions:
Net proceeds from shares sold:
Class A	1,086,246	5,803,819
Class I	3,826,600	8,669,085
Reinvestment of distributions:
Class A	581,718	-
Class I	345,254	-
Cost of shares redeemed:
Class A	(3,842,103)	(5,347,033)
Class I	(1,576,716)	(1,366,869)
Net increase (decrease) in net assets from capital transactions	420,999	7,759,002

Total increase (decrease) in net assets	1,721,461	10,921,805

Net Assets:
Beginning of period	55,351,944	44,430,139
End of period	$57,073,405	$55,351,944
Capital Share Transactions:
Shares sold:
Class A	126,145	698,891
Class I	437,236	1,017,707
Shares reinvested:
Class A	68,680	-
Class I	39,960	-
Shares redeemed:
Class A	(445,931)	(644,514)
Class I	(179,607)	(160,219)
Net increase (decrease) in capital share transactions	46,483	911,865

See accompanying Notes to Financial Statements.

EuroPac International Dividend Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,866,769	$3,763,660
Net realized gain (loss) investments and foreign currency transactions	701,999	1,905,321
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	6,641,119	(327,931)
Net increase (decrease) in net assets resulting from operations	9,209,887	5,341,050

Distributions to Shareholders:
Distributions:
Class A	(1,451,077)	(3,005,745)
Class I	(385,945)	(694,895)
Total	(1,837,022)	(3,700,640)

Capital Transactions:
Net proceeds from shares sold:
Class A	2,775,482	16,092,459
Class I	3,316,592	17,809,554
Reinvestment of distributions:
Class A	954,963	1,965,423
Class I	380,717	680,810
Cost of shares redeemed:
Class A1	(9,917,597)	(16,755,225)
Class I2	(4,325,297)	(10,157,527)
Net increase (decrease) in net assets from capital transactions	(6,815,140)	9,635,494

Total increase (decrease) in net assets	557,725	11,275,904

Net Assets:
Beginning of period	115,909,204	104,633,300
End of period	$116,466,929	$115,909,204
Capital Share Transactions:
Shares sold:
Class A	306,525	1,730,610
Class I	364,739	1,892,108
Shares reinvested:
Class A	104,344	216,567
Class I	41,551	74,911
Shares redeemed:
Class A	(1,094,756)	(1,823,879)
Class I	(475,778)	(1,099,015)
Net increase (decrease) in capital share transactions	(753,375)	991,302

[1]	Net of redemption fees of $0 and $4,564, respectively.
[2]	Net of redemption fees of $0 and $334, respectively.

See accompanying Notes to Financial Statements.

EP Emerging Markets Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$348,474	$1,054,229
Net realized gain (loss) investments and foreign currency transactions	(347,104)	(4,630,786)
Net change in unrealized appreciation/depreciation on investments, deferred non-U.S. taxes and foreign currency translations	8,368,816	5,979,913
Net increase (decrease) in net assets resulting from operations	8,370,186	2,403,356

Distributions to Shareholders:
Distributions:
Class A	(891,674)	(325,165)
Class I	(189,331)	(40,506)
Total	(1,081,005)	(365,671)

Capital Transactions:
Net proceeds from shares sold:
Class A	2,038,777	14,378,833
Class I	2,432,058	8,615,480
Reinvestment of distributions:
Class A	575,464	214,774
Class I	189,263	40,161
Cost of shares redeemed:
Class A1	(5,793,727)	(8,501,601)
Class I2	(1,910,341)	(1,692,234)
Net increase (decrease) in net assets from capital transactions	(2,468,506)	13,055,413

Total increase (decrease) in net assets	4,820,675	15,093,098

Net Assets:
Beginning of period	80,419,253	65,326,155
End of period	$85,239,928	$80,419,253
Capital Share Transactions:
Shares sold:
Class A	215,914	1,512,618
Class I	249,564	877,958
Shares reinvested:
Class A	62,824	23,244
Class I	20,049	4,223
Shares redeemed:
Class A	(612,556)	(901,299)
Class I	(194,440)	(174,856)
Net increase (decrease) in capital share transactions	(258,645)	1,341,888

[1]	Net of redemption fees of $0 and $2,708, respectively.
[2]	Net of redemption fees of $0 and $203, respectively.

See accompanying Notes to Financial Statements.

EuroPac Gold Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(292,802)	$(325,349)
Net realized gain (loss) investments, affiliated issuers, warrants, purchased options contracts and foreign currency transactions	8,597,818	(642,625)
Net change in unrealized appreciation/depreciation on investments, affiliated issuers, warrants, purchased options contracts and foreign currency translations	26,768,968	8,673,703
Net increase (decrease) in net assets resulting from operations	35,073,984	7,705,729

Capital Transactions:
Net proceeds from shares sold:
Class A	8,380,136	34,568,581
Class I	13,480,005	21,963,951
Cost of shares redeemed:
Class A1	(16,053,582)	(27,524,794)
Class I2	(3,950,830)	(7,846,328)
Net increase (decrease) in net assets from capital transactions	1,855,729	21,161,410

Total increase (decrease) in net assets	36,929,713	28,867,139

Net Assets:
Beginning of period	190,889,931	162,022,792
End of period	$227,819,644	$190,889,931
Capital Share Transactions:
Shares sold:
Class A	914,377	3,527,407
Class I	1,449,944	2,205,552
Shares redeemed:
Class A	(1,784,746)	(2,949,752)
Class I	(433,509)	(832,953)
Net increase (decrease) in capital share transactions	146,066	1,950,254

[1]	Net of redemption fees of $0 and $11,733, respectively.
[2]	Net of redemption fees of $0 and $2,577, respectively.

See accompanying Notes to Financial Statements.

EuroPac International Value Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2024	For the Year Ended October 31,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.18	$8.54	$9.31	$7.96	$7.30	$6.77
Income from Investment Operations:
Net investment income (loss) [1]	0.09	0.23	0.19	0.12	0.09	0.10
Net realized and unrealized gain (loss)	0.81	0.63	(0.81)	1.36	0.65	0.52
Total from investment operations	0.90	0.86	(0.62)	1.48	0.74	0.62

Less Distributions:
From net investment income	(0.10)	(0.22)	(0.15)	(0.13)	(0.08)	(0.09)
Total distributions	(0.10)	(0.22)	(0.15)	(0.13)	(0.08)	(0.09)

Redemption fee proceeds[1,2]	-	- [3]	- [3]	- [3]	- [3]	- [3]
Net asset value, end of period	$9.98	$9.18	$8.54	$9.31	$7.96	$7.30

Total return[4]	9.81%[5]	9.94%	(6.77)%	18.64%	10.26%	9.20%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$105,881	$104,915	$100,628	$103,354	$79,591	$57,383

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.72%[6]	1.70%	1.71%	1.71%	1.81%	1.87%
After fees waived and expenses absorbed/recovered	1.72%[6]	1.73%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.91%[6]	2.39%	2.08%	1.33%	1.04%	1.27%
After fees waived and expenses absorbed/recovered	1.91%[6]	2.36%	2.04%	1.29%	1.10%	1.39%

Portfolio turnover rate	17%[5]	16%	21%	10%	13%	15%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Effective May 15, 2023, redemption fees were removed.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower/higher had fees and expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

EuroPac International Value Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2024	For the Year Ended October 31,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.20	$8.57	$9.33	$7.98	$7.31	$6.78
Income from Investment Operations:
Net investment income (loss) [1]	0.10	0.25	0.21	0.14	0.11	0.12
Net realized and unrealized gain (loss)	0.82	0.62	(0.80)	1.37	0.65	0.52
Total from investment operations	0.92	0.87	(0.59)	1.51	0.76	0.64

Less Distributions:
From net investment income	(0.11)	(0.24)	(0.17)	(0.16)	(0.10)	(0.11)
Total distributions	(0.11)	(0.24)	(0.17)	(0.16)	(0.10)	(0.11)

Redemption fee proceeds[1,2]	-	- [3]	- [3]	- [3]	0.01	-
Net asset value, end of period	$10.01	$9.20	$8.57	$9.33	$7.98	$7.31

Total return[4]	10.03%[5]	10.07%	(6.38)%	18.89%	10.66%	9.46%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$29,338	$27,002	$12,630	$7,016	$1,717	$680

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.47%[6]	1.45%	1.46%	1.46%	1.56%	1.62%
After fees waived and expenses absorbed/recovered	1.47%[6]	1.48%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	2.16%[6]	2.64%	2.33%	1.58%	1.29%	1.52%
After fees waived and expenses absorbed/recovered	2.16%[6]	2.61%	2.29%	1.54%	1.35%	1.64%

Portfolio turnover rate	17%[5]	16%	21%	10%	13%	15%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Effective May 15, 2023, redemption fees were removed.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower/higher had fees and expenses not been waived or absorbed/recovered by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2024	For the Year Ended October 31,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.27	$7.71	$8.78	$8.72	$8.48	$8.11
Income from Investment Operations:
Net investment income (loss) [1]	0.20	0.32	0.25	0.26	0.24	0.30
Net realized and unrealized gain (loss)	0.18	0.24	(1.32)	(0.10)	-	0.19
Total from investment operations	0.38	0.56	(1.07)	0.16	0.24	0.49

Less Distributions:
From net investment income	(0.19)	-	-	(0.10)	-	(0.12)
Total distributions	(0.19)	-	-	(0.10)	-	(0.12)

Redemption fee proceeds[1,2]	-	-	- [3]	- [3]	- [3]	- [3]
Net asset value, end of period	$8.46	$8.27	$7.71	$8.78	$8.72	$8.48

Total return[4]	4.57%[5]	7.26%	(12.19)%	1.79%	2.83%	6.07%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$40,183	$41,367	$38,149	$45,159	$44,167	$38,621

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.42%[6]	1.46%	1.48%	1.45%	1.46%	1.51%
After fees waived and expenses absorbed	1.15%[6]	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	4.39%[6]	3.57%	2.63%	2.58%	2.49%	3.22%
After fees waived and expenses absorbed	4.66%[6]	3.88%	2.96%	2.88%	2.80%	3.58%

Portfolio turnover rate	18%[5]	23%	27%	20%	16%	26%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Effective May 15, 2023, redemption fees were removed.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower/higher had fees and expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2024	For the Year Ended October 31,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.43	$7.84	$8.91	$8.84	$8.58	$8.19
Income from Investment Operations:
Net investment income (loss) [1]	0.21	0.35	0.27	0.28	0.26	0.33
Net realized and unrealized gain (loss)	0.19	0.24	(1.34)	(0.09)	-	0.18
Total from investment operations	0.40	0.59	(1.07)	0.19	0.26	0.51

Less Distributions:
From net investment income	(0.19)	-	-	(0.12)	-	(0.12)
Total distributions	(0.19)	-	-	(0.12)	-	(0.12)

Redemption fee proceeds[1,2]	-	-	-	- [3]	- [3]	-
Net asset value, end of period	$8.64	$8.43	$7.84	$8.91	$8.84	$8.58

Total return[4]	4.76%[5]	7.53%	(12.01)%	2.11%	3.03%	6.30%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$16,891	$13,985	$6,281	$4,219	$4,072	$1,532

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.17%[6]	1.21%	1.23%	1.20%	1.21%	1.26%
After fees waived and expenses absorbed	0.90%[6]	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	4.64%[6]	3.82%	2.88%	2.83%	2.74%	3.47%
After fees waived and expenses absorbed	4.91%[6]	4.13%	3.21%	3.13%	3.05%	3.83%

Portfolio turnover rate	18%[5]	23%	27%	20%	16%	26%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Effective May 15, 2023, redemption fees were removed.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower/higher had fees and expenses not been waived or absorbed/recovered by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

EuroPac International Dividend Income Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2024	For the Year Ended October 31,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.63	$8.42	$9.09	$7.62	$7.81	$7.47
Income from Investment Operations:
Net investment income (loss) [1]	0.14	0.29	0.32	0.19	0.14	0.19
Net realized and unrealized gain (loss)	0.56	0.20	(0.77)	1.47	(0.19)	0.34
Total from investment operations	0.70	0.49	(0.45)	1.66	(0.05)	0.53

Less Distributions:
From net investment income	(0.14)	(0.28)	(0.22)	(0.19)	(0.14)	(0.19)
Total distributions	(0.14)	(0.28)	(0.22)	(0.19)	(0.14)	(0.19)

Redemption fee proceeds[1,2]	-	- [3]	- [3]	- [3]	- [3]	- [3]
Net asset value, end of period	$9.19	$8.63	$8.42	$9.09	$7.62	$7.81

Total return[4]	8.11%[5]	5.68%	(5.04)%	21.81%	(0.62)%	7.10%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$93,279	$93,527	$90,132	$90,342	$64,846	$53,452

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.52%[6,7]	1.49%	1.49%	1.52%	1.65%	1.65%
After fees waived and expenses absorbed/recovered	1.51%[6,7]	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	3.10%[6,7]	3.13%	3.54%	2.07%	1.68%	2.26%
After fees waived and expenses absorbed/recovered	3.11%[6,7]	3.12%	3.53%	2.09%	1.83%	2.41%

Portfolio turnover rate	3%[5]	8%	24%	6%	18%	15%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Effective May 15, 2023, redemption fees were removed.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[5]	Not annualized.
[6]	Includes tax reclaim service fee expense and excise tax expense. If excluded, the ratios would have been lowered by 0.01% for the six months ended April 30, 2024.
[7]	Annualized.

See accompanying Notes to Financial Statements.

EuroPac International Dividend Income Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2024	For the Year Ended October 31,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.65	$8.43	$9.10	$7.63	$7.81	$7.48
Income from Investment Operations:
Net investment income (loss) [1]	0.15	0.31	0.34	0.21	0.16	0.20
Net realized and unrealized gain (loss)	0.56	0.21	(0.77)	1.47	(0.19)	0.34
Total from investment operations	0.71	0.52	(0.43)	1.68	(0.03)	0.54

Less Distributions:
From net investment income	(0.15)	(0.30)	(0.24)	(0.21)	(0.16)	(0.21)
Total distributions	(0.15)	(0.30)	(0.24)	(0.21)	(0.16)	(0.21)

Redemption fee proceeds[1,2]	-	- [3]	- [3]	-	0.01	-
Net asset value, end of period	$9.21	$8.65	$8.43	$9.10	$7.63	$7.81

Total return[4]	8.22%[5]	6.06%	(4.79)%	22.07%	(0.23)%	7.22%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$23,188	$22,382	$14,502	$4,284	$1,817	$1,108

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.27%[6,7]	1.24%	1.24%	1.27%	1.40%	1.40%
After fees waived and expenses absorbed/recovered	1.26%[6,7]	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	3.35%[6,7]	3.38%	3.79%	2.32%	1.93%	2.51%
After fees waived and expenses absorbed/recovered	3.36%[6,7]	3.37%	3.78%	2.34%	2.08%	2.66%

Portfolio turnover rate	3%[5]	8%	24%	6%	18%	15%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Effective May 15, 2023, redemption fees were removed.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Not annualized.
[6]	Includes tax reclaim service fee expense and excise tax expense. If excluded, the ratios would have been lowered by 0.01% for the six months ended April 30, 2024.
[7]	Annualized.

See accompanying Notes to Financial Statements.

EP Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2024	For the Year Ended October 31,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.83	$8.43	$15.69	$12.15	$10.97	$10.72
Income from Investment Operations:
Net investment income (loss) [1]	0.04	0.12	(0.07)	(0.12)	(0.09)	(0.03)
Net realized and unrealized gain (loss)	0.88	0.33	(4.40)	3.74	1.29	1.38
Net increase from payments by affiliates (Note 3)	-	-	-	-	- [2,3]	-
Total from investment operations	0.92	0.45	(4.47)	3.62	1.20	1.35

Less Distributions:
From net investment income	(0.12)	(0.05)	-	-	-	-
From net realized gain	-	-	(2.79)	(0.08)	(0.02)	(1.10)
Total distributions	(0.12)	(0.05)	(2.79)	(0.08)	(0.02)	(1.10)

Redemption fee proceeds[1,4]	-	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$9.63	$8.83	$8.43	$15.69	$12.15	$10.97

Total return[5]	10.44%[6]	5.26%	(34.57)%	29.87%	10.91%	13.90%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$71,574	$68,564	$60,155	$104,913	$73,055	$57,051

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.87%[7]	1.93%	2.01%	1.81%	2.00%	2.07%
After fees waived and expenses absorbed	1.75%[7]	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.66%[7]	1.08%	(0.91)%	(0.85)%	(1.03)%	(0.62)%
After fees waived and expenses absorbed	0.78%[7]	1.26%	(0.65)%	(0.79)%	(0.78)%	(0.30)%

Portfolio turnover rate	18%[6]	71%	31%	47%	49%	45%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Affiliate reimbursed the Fund $796 for errors during processing. The reimbursement had no impact to the Fund's performance.
[4]	Effective May 15, 2023, redemption fees were removed.
[5]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[6]	Not annualized.
[7]	Annualized.

See accompanying Notes to Financial Statements.

EP Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2024	For the Year Ended October 31,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.11	$8.70	$16.07	$12.41	$11.18	$10.88
Income from Investment Operations:
Net investment income (loss) [1]	0.05	0.15	(0.04)	(0.09)	(0.06)	(0.01)
Net realized and unrealized gain (loss)	0.91	0.33	(4.54)	3.83	1.31	1.41
Net increase from payments by affiliates (Note 3)	-	-	-	-	- [2,3]	-
Total from investment operations	0.96	0.48	(4.58)	3.74	1.25	1.40

Less Distributions:
From net investment income	(0.14)	(0.07)	-	-	-	-
From net realized gain	-	-	(2.79)	(0.08)	(0.02)	(1.10)
Total distributions	(0.14)	(0.07)	(2.79)	(0.08)	(0.02)	(1.10)

Redemption fee proceeds[1,4]	-	- [2]	-	-	-	-
Net asset value, end of period	$9.93	$9.11	$8.70	$16.07	$12.41	$11.18

Total return[5]	10.62%[6]	5.48%	(34.40)%	30.21%	11.15%	14.19%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$13,666	$11,855	$5,172	$4,448	$1,207	$999

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.62%[7]	1.68%	1.76%	1.56%	1.75%	1.82%
After fees waived and expenses absorbed	1.50%[7]	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.91%[7]	1.33%	(0.66)%	(0.60)%	(0.78)%	(0.37)%
After fees waived and expenses absorbed	1.03%[7]	1.51%	(0.40)%	(0.54)%	(0.53)%	(0.05)%

Portfolio turnover rate	18%[6]	71%	31%	47%	49%	45%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Affiliate reimbursed the Fund $796 for errors during processing. The reimbursement had no impact to the Fund's performance.
[4]	Effective May 15, 2023, redemption fees were removed.
[5]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[6]	Not annualized.
[7]	Annualized.

See accompanying Notes to Financial Statements.

EuroPac Gold Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2024	For the Year Ended October 31,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.32	$7.73	$11.12	$13.51	$9.50	$7.40
Income from Investment Operations:
Net investment income (loss) [1]	(0.01)	(0.02)	(0.03)	0.19	(0.11)	(0.06)
Net realized and unrealized gain (loss)	1.55	0.61	(3.10)	(1.43)	4.11 [2]	2.16
Total from investment operations	1.54	0.59	(3.13)	(1.24)	4.00	2.10

Less Distributions:
From net investment income	-	-	(0.26)	(1.15)	-	-
Total distributions	-	-	(0.26)	(1.15)	-	-

Redemption fee proceeds[1,3]	- [4]	- [4]	- [4]	- [4]	0.01	- [4]
Net asset value, end of period	$9.86	$8.32	$7.73	$11.12	$13.51	$9.50

Total return[5]	18.51%[6]	7.63%	(28.63)%	(10.56)%	42.21%	28.38%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$184,436	$162,861	$146,737	$203,354	$233,630	$102,004

Ratio of expenses to average net assets:
(including interest expense and dividends on securities sold short)
Before fees waived and expenses absorbed/recovered	1.38%[7,8]	1.39%[7]	1.40%[7]	1.40%[7]	1.39%[7]	1.52%[7]
After fees waived and expenses absorbed/recovered	1.38%[7,8]	1.39%[7]	1.40%[7]	1.40%[7]	1.46%[7]	1.50%[7]
Ratio of net investment income (loss) to average net assets:
(including interest expense and dividends on securities sold short)
Before fees waived and expenses absorbed/recovered	(0.33)%[8]	(0.19)%	(0.30)%	1.54%	(0.84)%	(0.74)%
After fees waived and expenses absorbed/recovered	(0.33)%[8]	(0.19)%	(0.30)%	1.54%	(0.91)%	(0.72)%

Portfolio turnover rate	17%[6]	19%	13%	10%	9%	18%

[1]	Calculated based on averages shares outstanding for the period.
[2]	Payment by affiliates had no impact to the total return.
[3]	Effective May 15, 2023, redemption fees were removed.
[4]	Amount represents less than $0.01 per share.
[5]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[6]	Not annualized.
[7]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.00% for the six months ended April 30, 2024. For the prior periods, the ratios would have been lowered by 0.00%, 0.00%, 0.00%, 0.01% and 0.00%, respectively.
[8]	Annualized.

See accompanying Notes to Financial Statements.

EuroPac Gold Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2024	For the Year Ended October 31,				For the Period November 20, 2018* through October 31,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.39	$7.77	$11.19	$13.59	$9.52	$7.23
Income from Investment Operations:
Net investment income (loss) [1]	- [2]	0.01 [3]	- [2]	0.22	(0.08)	(0.04)
Net realized and unrealized gain (loss)	1.57	0.61	(3.13)	(1.45)	4.15 [4]	2.33
Total from investment operations	1.57	0.62	(3.13)	(1.23)	4.07	2.29

Less Distributions:
From net investment income	-	-	(0.29)	(1.17)	-	-
Total distributions	-	-	(0.29)	(1.17)	-	-

Redemption fee proceeds[1,5]	- [2]	- [2]	- [2]	- [2]	- [2]	-
Net asset value, end of period	$9.96	$8.39	$7.77	$11.19	$13.59	$9.52

Total return[6]	18.71%[7]	7.98%	(28.51)%	(10.39)%	42.75%	31.67%[7]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$43,383	$28,029	$15,286	$16,590	$26,228	$7,856

Ratio of expenses to average net assets:
(including interest expense and dividends on securities sold short)
Before fees waived and expenses absorbed/recovered	1.13%[8,9]	1.14%[8]	1.15%[8]	1.15%[8]	1.14%[8]	1.27%[8,9]
After fees waived and expenses absorbed/recovered	1.13%[8,9]	1.14%[8]	1.15%[8]	1.15%[8]	1.21%[8]	1.25%[8,9]
Ratio of net investment income (loss) to average net assets:
(including interest expense and dividends on securities sold short)
Before fees waived and expenses absorbed/recovered	(0.08)%[9]	0.06%	(0.05)%	1.79%	(0.59)%	(0.53)%[9]
After fees waived and expenses absorbed/recovered	(0.08)%[9]	0.06%	(0.05)%	1.79%	(0.66)%	(0.51)%[9]

Portfolio turnover rate	17%[7]	19%	13%	10%	9%	18%[7]

See accompanying Notes to Financial Statements.

EuroPac Gold Fund

FINANCIAL HIGHLIGHTS

Class I

*	Commencement of operations.
[1]	Calculated based on averages shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Per share net investment income may not correspond with the net investment income of the Fund because Class I shares receive a relatively small portion of the Fund’s gross expenses and do not bear distribution fees.
[4]	Payment by affiliates had no impact to the total return.
[5]	Effective May 15, 2023, redemption fees were removed.
[6]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[7]	Not annualized.
[8]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.00% for the six months ended April 30, 2024. For the prior period, the ratios would have been lowered by 0.00%, 0.00%, 0.00%, 0.01% and 0.00%, respectively.
[9]	Annualized.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS

April 30, 2024 (Unaudited)

Note 1 – Organization

EuroPac International Value Fund (the ‘‘International Value Fund’’), EuroPac International Bond Fund (the “International Bond Fund”), EuroPac International Dividend Income Fund (the “International Dividend Income Fund”), EP Emerging Markets Fund (the “Emerging Markets Fund”) and EuroPac Gold Fund (the “Gold Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The International Value Fund commenced operations on April 7, 2010, and its primary investment objective is to provide income and long-term capital appreciation. The International Bond Fund commenced operations on November 15, 2010, and its primary investment objective is to provide current income and capital appreciation. The International Dividend Income Fund commenced operations on January 10, 2014, and its primary investment objective is to seek income and maximize growth of income. The Emerging Markets Fund commenced operations on December 1, 2010, and its primary investment objective is to provide long-term capital appreciation. The Gold Fund commenced operations on July 19, 2013, and its primary investment objective is to provide long-term capital appreciation. The International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Fund and Gold Fund are authorized to issue two classes of shares: Class A shares and Class I shares. The Class I shares commenced operations on July 16, 2013 in the International Value Fund, International Bond Fund and Emerging Markets Fund. The Class I shares commenced operations on November 20, 2018 in the Gold Fund.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2024 (Unaudited)

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets, but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.  The Funds may be subject to foreign taxation related to capital gains on sale of securities in the foreign jurisdictions in which they invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that may be payable if the securities were disposed of on the valuation date. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date.  Income and Expenses of the Funds are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares relative net assets. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2024 (Unaudited)

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of April 30, 2024 and during the prior three open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders

The International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Fund and Gold Fund will make distributions of net investment income, per the table below and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2024 (Unaudited)

Distribution Frequency of Net Investment Income
International Value Fund	Quarterly
International Bond Fund	Monthly
International Dividend Income Fund	Quarterly
Emerging Markets Fund	Annually
Gold Fund	Annually

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Options

The Funds may write or purchase options contracts primarily to enhance each Fund’s returns and reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrues during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(h) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these incurred expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2024 (Unaudited)

Each ETF in which each Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(i) Warrants and Rights

The Funds may invest in warrants or rights (including those acquired in units or attached to other securities) that entitle (but do not obligate) the holder to buy equity securities at a specific price for a specific period of time but will do so only if such equity securities are deemed appropriate by the Advisor. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing stockholders to provide those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not have voting rights, do not earn dividends, and do not entitle the holder to any rights with respect to the assets of the company that has issued them. They do not represent ownership of the underlying companies but only the right to purchase shares of those companies at a specified price on or before a specified exercise date. Warrants and rights tend to be more volatile than the underlying stock, and if at a warrant’s expiration date the stock is trading at a price below the price set in the warrant, the warrant will expire worthless. Conversely, if at the expiration date the stock is trading at a price higher than the price set in the warrant or right, a Fund can acquire the stock at a price below its market value. The prices of warrants and rights do not necessarily parallel the prices of the underlying securities. An investment in warrants or rights may be considered speculative.

(j) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Euro Pacific Asset Management, LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund. This agreement is in effect until February 28, 2025, and it may be terminated before that date only by the Trust's Board of Trustees. The table below contains the investment advisory fee annual rate and the expense cap by Fund and by Class.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2024 (Unaudited)

	Investment Advisory Fees†	Total Limit on Annual Operating Expenses Class A Shares††	Total Limit on Annual Operating Expenses Class I Shares††
International Value Fund	1.08%	1.75%	1.50%
International Bond Fund	0.60%	1.15%	0.90%
International Dividend Income Fund	0.85%	1.50%	1.25%
Emerging Markets Fund	1.08%	1.75%	1.50%
Gold Fund	0.80%	1.50%	1.25%

†	The investment advisory fees are calculated daily based on each Fund’s average daily net assets.
††	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

For the six months ended April 30, 2024, the Advisor waived fees as follows:

Advisory fees
International Bond Fund	$79,570
International Dividend Income Fund	3,357
Emerging Markets Fund	48,811

The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At April 30, 2024, the amount of these potentially recoverable expenses was $551,338, $16,818 and $464,022 for the International Bond Fund, International Dividend Income Fund and Emerging Markets Fund, respectively. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statements of Assets and Liabilities. The Advisor may recapture all or a portion of the amounts no later than October 31st of the years stated below:

	International Bond Fund	International Dividend Income Fund	Emerging Markets Fund
2024	$152,293	$13,461	$64,496
2025	157,703	-	202,911
2026	161,772	-	147,804
2029	79,570	3,357	48,811
Total	$551,338	$16,818	$464,022

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended April 30, 2024 are reported on the Statements of Operations.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2024 (Unaudited)

UMB Distribution Services, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the six months ended April 30, 2024, the Funds’ allocated fees incurred for Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested.  If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account.  The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statements of Assets and Liabilities.  Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended April 30, 2024 are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At April 30, 2024, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	International Value Fund	International Bond Fund	International Dividend Income Fund	Emerging Markets Fund	Gold Fund

Cost of investments	$127,691,841	$60,099,489	$119,592,836	$85,677,011	$216,402,144

Gross unrealized appreciation	$19,512,173	$1,015,103	$15,526,752	$8,728,301	$38,553,609

Gross unrealized depreciation	(14,114,228)	(5,798,597)	(19,321,117)	(9,545,853)	(27,401,711)

Net unrealized appreciation (depreciation) on investments	$5,397,945	$(4,783,494)	$(3,794,365)	$(817,552)	$11,151,898

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”).

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2024 (Unaudited)

As of October 31, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

	International Value Fund	International Bond Fund	International Dividend Income Fund	Emerging Markets Fund	Gold Fund
Undistributed ordinary income	$131,269	$-	$26,392	$267,362	$-
Undistributed long-term gains	-	-	-	-	-
Tax accumulated earnings	131,269	-	26,392	267,362	-

Accumulated capital and other losses	$(4,383,254)	$(786,045)	$(2,127,528)	$(7,784,016)	$(22,476,121)
Unrealized appreciation (depreciation) on investments	(457,377)	(7,189,703)	(10,434,942)	(9,293,938)	(11,396,286)
Unrealized appreciation (depreciation) on foreign currency translations	(23,012)	(17,904)	(19,834)	1,302	(150)

Unrealized deferred non-U.S. taxes	-	-	-	(186,573)	-

Unrealized deferred compensation	(11,140)	(10,355)	(10,994)	(12,002)	(12,446)
Total accumulated earnings (deficit)	$(4,743,514)	$(8,004,007)	$(12,566,906)	$(17,007,865)	$(33,885,003)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares and wash sale loss deferrals.

The tax character of distributions paid during the fiscal years ended October 31, 2023 and 2022 were as follows:

	International Value Fund		International Bond Fund		International Dividend Income Fund
	2023	2022	2023	2022	2023	2022
Distributions paid from:
Ordinary Income	$3,108,823	$1,915,969	$-	$-	$3,700,640	$2,672,975
Net long-term capital gains	-	-	-	-	-	-
Total taxable distributions	3,108,823	1,915,969	-	-	3,700,640	2,672,975
Return of Capital	-	-	-	-	-	-
Total distributions paid	$3,108,823	$1,915,969	$-	$-	$3,700,640	$2,672,975

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2024 (Unaudited)

	Emerging Markets Fund		Gold Fund
	2023	2022	2023	2022
Distributions paid from:
Ordinary Income	$365,671	$972,452	$-	$5,288,245
Net long-term capital gains	-	16,919,187	-	-
Total taxable distributions	365,671	17,891,639	-	5,288,245
Return of Capital	-	-	-	-
Total distributions paid	$365,671	$17,891,639	$-	$5,288,245

At October 31, 2023, the Funds had accumulated capital loss carry forwards as follows:

	Capital Loss Carryforward Not Subject to Expiration
Fund	Short- Term	Long- Term	Total
International Value Fund	$1,306,947	$3,076,307	$4,383,254
International Bond Fund	107,303	678,742	786,045
International Dividend Income Fund	1,043,787	1,083,741	2,127,528
Emerging Markets Fund*	1,048,533	6,735,483	7,784,016
Gold Fund	3,637,380	18,428,187	22,065,567

*	Capital loss carryovers subject to certain limitations upon availability to offset future gains, if any, as the successor of a merger.

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. During the six months ended April 30, 2024, the International Value Income Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Fund, and Gold Fund utilized $4,832,494, $172,827, $1,944,906, $0 and $0 of their capital loss carryovers, respectively.

As of October 31, 2023, the Gold Fund had qualified Late-Year Losses of $410,554 which are deferred until fiscal year 2024 for tax purposes, respectively.  Net late-year losses that are deferred, are deemed to arise on the first day of the Fund's next taxable year.

Note 5 – Redemption Fee

Prior to May 15, 2023, the Funds imposed a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the year ended October 31, 2023, redemption fees were as follows:

October 31, 2023
International Value Fund	$6,164
International Bond Fund	-
International Dividend Income Fund	4,898
Emerging Markets Fund	2,911
Gold Fund	14,310

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2024 (Unaudited)

Note 6 – Investment Transactions

For the six months ended April 30, 2024, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
International Value Fund	$20,527,076	$25,865,385
International Bond Fund	10,253,351	9,714,452
International Dividend Income Fund	2,744,566	3,049,966
Emerging Markets Fund	13,260,932	15,593,128
Gold Fund	34,045,080	34,170,104

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended April 30, 2024, for the International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Fund and Gold Fund, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act which allows each Fund to pay distribution fees for the sale and distribution of its Class A shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares, payable to UMB Distribution Services, LLC. Class I shares are not subject to any distribution or administrative service fees under the plan.

For the six months ended April 30, 2024, for the International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Fund and Gold Fund, distribution fees incurred by each Fund’s Class A shares are disclosed on the Statements of Operations.

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2024 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2024, in valuing the Funds’ assets carried at fair value:

International Value Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Basic Materials	$28,969,512	$5,673,022	$-	$34,642,534
Communications	-	11,161,498	-	11,161,498
Consumer, Cyclical	-	6,375,370	-	6,375,370
Consumer, Non-cyclical	21,028,154	26,038,500	-	47,066,654
Energy	3,295,450	6,367,381	-	9,662,831
Financial	5,761,805	1,125,508	-	6,887,313
Industrial	-	2,967,812	-	2,967,812
Technology	-	1,809,409	-	1,809,409
Short-Term Investments	12,516,365	-	-	12,516,365
Total Investments	$71,571,286	$61,518,500	$-	$133,089,786

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2024 (Unaudited)

International Bond Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Basic Materials	$391	$-	$-	$391
Fixed Income Securities
Basic Materials	-	3,088,529	-	3,088,529
Communications	-	2,016,783	-	2,016,783
Consumer, Cyclical	-	1,716,672	-	1,716,672
Energy	996,115	4,137,044	-	5,133,159
Financial	1,078,315	4,367,180	-	5,445,495
Government	-	35,219,604	-	35,219,604
Industrial	-	-	-	-
Short-Term Investments	2,695,362	-	-	2,695,362
Total Investments	$4,770,183	$50,545,812	$-	$55,315,995

International Dividend Income Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Basic Materials	$19,017,140	$6,212,149	$-	$25,229,289
Communications	3,422,506	11,218,916	-	14,641,422
Consumer, Cyclical	-	1,134,651	-	1,134,651
Consumer, Non-cyclical	14,841,820	10,920,543	-	25,762,363
Energy	10,741,338	3,737,389	-	14,478,727
Financial	6,645,312	4,800,841	-	11,446,153
Technology	-	1,264,012	-	1,264,012
Utilities	3,479,553	14,086,855	-	17,566,408
Short-Term Investments	4,275,446	-	-	4,275,446
Total Investments	$62,423,115	$53,375,356	$-	$115,798,471

Emerging Markets Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Basic Materials	$-	$5,425,535	$0	$5,425,535
Communications	797,190	4,259,692	-	5,056,882
Consumer, Cyclical	4,185,351	13,465,185	-	17,650,536
Consumer, Non-cyclical	4,287,508	17,716,503	-	22,004,011
Energy	613,760	-	-	613,760
Financial	4,722,273	1,976,747	-	6,699,020
Industrial	1,374,016	5,171,890	-	6,545,906
Technology	2,605,700	6,453,371	-	9,059,071
Utilities	-	2,692,347	-	2,692,347
Short-Term Investments	9,112,391	-	-	9,112,391
Total Investments	$27,698,189	$57,161,270	$-	$84,859,459

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2024 (Unaudited)

Gold Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Diversified Exploration and Mining	$46,123	$-	$5,011,985	$5,058,108
Gold Exploration	20,997,628	-	-	20,997,628
Gold Mining	68,128,867	-	0	68,128,867
Precious Metals Developmental	4,132,441	-	-	4,132,441
Precious Metals Exploration	8,870,185	-	-	8,870,185
Royalty Companies	82,138,880	-	-	82,138,880
Silver: Exploration and Mining	34,757,484	-	-	34,757,494
Warrants
Diversified Exploration and Mining	-	-	-	-
Gold Exploration	-	-	1,089,562	1,089,562
Precious Metals Exploration	-	175,419	-	175,419
Royalty Companies	-	505,656	-	505,656
Silver: Exploration and Mining	-	-	-	-
Short-Term Investments	1,699,812	-	-	1,699,812
Total Investments	$220,771,420	$681,075	$6,101,547	$227,554,042

*	The Fund did not hold any Level 3 securities at period end.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

The Level 3 investments for Emerging Markets Fund are not material in relation to net assets.

	Gold Fund – Common Stocks	Gold Fund – Warrants
Beginning balance October 31, 2023	$4,975,483	$-
Transfers into Level 3 during the period	-	-
Transfers out of Level 3 during the period	-	-
Total realized gain/(loss)	-	-
Total unrealized appreciation/(depreciation)	36,502	(23,033)
Net purchases	-	1,112,595
Net sales	-	-
Balance as of April 30, 2024	$5,011,985	$1,089,562

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2024 (Unaudited)

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of April 30, 2024:

	Fair Value April 30, 2024	Valuation Methodologies	Unobservable Input(1)	Input Range/ Value	Valuation Weighted Average of Input	Impact to Valuation from an increase in Input(2)
Emerging Markets Fund - Common Stock	$-	Asset Approach	Estimated Recovery Proceeds	$0.00	N/A	Increase
Gold Fund - Warrants	1,089,562	Market Approach	Intrinsic Value	$0.00 - $0.11	$0.11	Increase
Gold Fund - Common Stocks	3,268,686	Market Approach	Subscription Price	$0.54	$0.54	Increase
Gold Fund - Common Stocks	1,743,299	Market Approach	Subscription Price	$1.98	$1.98	Increase
Gold Fund - Common Stocks	-	Market Approach	Liquidity Discount	100%	N/A	Decrease

(1)	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgements, and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2024 (Unaudited)

Note 11 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Gold Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Gold Fund’s financial position, performance and cash flows. The Gold Fund invested in warrants during the six months ended April 30, 2024. The effects of these derivative instruments on the Gold Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of April 30, 2024 by risk category are as follows:

	Gold Fund
	Asset Derivatives
Derivatives not designated as hedging instruments	Statement of Assets and Liabilities Location	Value
Equity contracts	Warrants, at value	$1,770,637

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2024 are as follows:

Gold Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Warrants
Equity contracts	$658,042

The number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of April 30, 2024 are as follows:

Derivatives not designated as hedging instruments		Gold Fund
Equity contracts	Warrants	Average market value	$962,098

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2024 (Unaudited)

Note 12 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a EuroPac Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of April 30, 2024 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

Gold Fund

	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income*
Common Stocks

Gold Exploration - 4.4%
Alpha Exploration Ltd. (3)(4)	$2,185,504	$1,118,570	$-	$-	$740,118	$4,044,192	$-
Atacama Copper Corp. (1)(2)(3)(4)	-	973,445	(973,445)	-	-	-	-
Dryden Gold Corp. (1)(3)(4)	-	882,931	-	-	(101,977)	780,954	-
Heliostar Metals Ltd. (3)	2,723,239	676,010	(420,784)	(190,166)	(46,988)	2,741,311	-
Radius Gold, Inc. (2)(3)	490,337	-	(516,252)	-	25,915	-	-
Revival Gold, Inc. (3)(4)	1,950,685	1,089,562	(682,098)	(524,118)	674,341	2,508,372	-
Western Exploration, Inc. (2)(3)	684,310	-	(1,488,182)	-	803,872	-	-
						10,074,829

Precious Metals Exploration - 2.2%
Kenorland Minerals Ltd. (1)(3)	1,251,978	1,214,893	(27,680)	(22,716)	(160,472)	2,256,003	-
Midland Exploration, Inc. (3)	1,730,248	-	-	-	(89,833)	1,640,415	-
Mundoro Capital, Inc. (3)	1,177,821	-	-	-	(87,558)	1,090,263	-
						4,986,681

Total				$(737,000)	$1,757,418	$15,061,510	$-

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2024 (Unaudited)

	Shares Beginning of Period	Purchases	Sales	Stock Split	Shares End of Period
Common Stocks

Gold Exploration - 4.4%
Alpha Exploration Ltd. (3)(4)	4,457,142	2,171,000	-	-	6,628,142
Atacama Copper Corp. (1)(2)(3)(4)	-	7,250,000	-	(6,041,667)	1,208,333
Dryden Gold Corp. (1)(3)(4)	-	7,964,000	-	-	7,964,000
Heliostar Metals Ltd. (3)	13,251,188	3,068,182	(2,078,000)	-	14,241,370
Radius Gold, Inc. (2)(3)	4,000,000	-	-	-	4,000,000
Revival Gold, Inc. (3)(4)	7,956,500	4,687,500	(2,777,500)	-	9,866,500
Western Exploration, Inc. (2)(3)	1,300,000	-	-	-	1,300,000

Precious Metals Exploration - 2.2%
Kenorland Minerals Ltd. (1)(3)	2,846,300	1,086,000	(50,000)	-	3,882,300
Midland Exploration, Inc. (3)	5,645,900	-	-	-	5,645,900
Mundoro Capital, Inc. (3)	8,829,204	-	-	-	8,829,204

(1)	Not an affiliate at the beginning of the period.
(2)	Not an affiliate at the end of the period.
(3)	Non Income Producing
(4)	Securities noted are exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted.

These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

*	Net of foreign withholding taxes.

Note 13 – Market Disruption and Geopolitical Risks

Certain local, regional, or global events such as war, acts of terrorism, the spread of infectious illness and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2024 (Unaudited)

Note 14 – New Accounting Pronouncement

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) - Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

Note 15 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory

At an in-person meeting held on March 12-14, 2024, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Euro Pacific Asset Management, LLC (the “Advisor”) for an additional one-year term from when it otherwise would expire, with respect to the following series of the Trust (each a “Fund” and collectively, the “Funds”):

●	EP Emerging Markets Fund (the “Emerging Markets Fund”),

●	EuroPac Gold Fund (the “Gold Fund”),

●	EuroPac International Bond Fund (the “International Bond Fund”),

●	EuroPac International Dividend Income Fund (the “International Dividend Fund”), and

●	EuroPac International Value Fund (the “International Value Fund”).

In approving the renewal of the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Funds and the Advisory Agreement from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Advisor; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Advisor’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each a “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s relevant fund universe (each a “Fund Universe”) for various periods ended December 31, 2023; and reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent, and Quality of Services

With respect to the performance results of each Fund, the meeting materials indicated the following:

●	The Emerging Markets Fund’s annualized total return for the five-year period was above the MSCI Emerging Markets Index return and Diversified Emerging Markets Fund Universe median return, but below the Peer Group median return and MSCI Emerging Markets Small Cap Index return by 0.40% and 5.84%, respectively. The Fund’s annualized total return for the three-year period was above the Peer Group and Fund Universe median returns, but below the MSCI Emerging Markets Index return and the MSCI Emerging Markets Small Cap Index return by 0.66% and 12.19%, respectively. For the ten-year period, the Fund’s annualized total return was below the Fund Universe and Peer Group median returns, the MSCI Emerging Markets Index return, and the MSCI Emerging Markets Small Cap Index return by 0.34%, 0.63%, 0.65%, and 3.33%, respectively. The Fund’s total return for the one-year period was below the MSCI Emerging Markets Index return by 2.68%, the Fund Universe median return by 3.24%, the Peer Group median return by 3.63%, and the MSCI Emerging Markets Small Cap Index return by 16.77%. The Trustees considered the Advisor’s assertion that the Fund’s underperformance relative to the MSCI Emerging Markets Index was driven by (i) the Fund’s lack of focus on materials and commodities at the beginning of a period of higher inflation, and (ii) a focus on growth stocks at the beginning of a period of higher interest rates, as growth stocks are generally more sensitive to higher interest rates than value stocks. The Trustees also observed that the Fund’s volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, ranked it in the first quartile of the funds (which is the most favorable) in the Peer Group and Fund Universe for the one- and three-year periods.

●	The Gold Fund’s annualized total return for the ten-year period was above the Peer Group and Equity Precious Metals Fund Universe median returns, but below the NYSE Arca Gold Miners Index return and the Philadelphia Gold & Silver Index return by 0.02% and 0.91%, respectively. The Fund’s total return for the one-year period was below both the Fund Universe and Peer Group median returns by 1.78%, the Philadelphia Index return by 3.33%, and the NYSE Index return by 6.50%. For the five-year period, the Fund’s annualized total return was below the NYSE Index return by 2.02%, both the Peer Group and Fund Universe median returns by 2.87%, and the Philadelphia Index return by 6.87%. The Fund’s annualized total return for the three-year period was below both the Fund Universe and Peer Group median returns by 3.56%, the NYSE Index return by 5.79%, and the Philadelphia Index return by 6.64%. The Trustees considered the Advisor’s explanation that the Fund’s underperformance for the one-, three-, and five-year periods compared to the Philadelphia Index was primarily due to the Philadelphia Index being fully invested in large-cap miners, some of which are not gold miners. The Trustees also considered the Advisor’s assertion that the Fund’s underperformance relative to the Peer Group was due to the underperformance in exploration and mid-tier miners, which was mostly driven by asset flows out of the sector.

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

●	The International Bond Fund’s annualized total returns for the one-, three-, and five-year periods were above the Peer Group and Global Bond Fund Universe median returns, and the returns of the JP Morgan GBI Global Ex-U.S. FX NY Index Unhedged in USD. The Fund’s annualized total return for the ten-year period was above the JP Morgan Index return and the Peer Group median return, but below the Fund Universe median return by 0.53%. The Trustees observed that the Fund’s volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group and Fund Universe for the one-, three-, and five-year periods.

●	The International Dividend Fund’s annualized total return for the five-year period was above the Peer Group and Foreign Large Value Fund Universe median returns and the S&P International Dividend Opportunities Index return. For the three-year period, the Fund’s annualized total return was above the Peer Group median return and the S&P Index return, but below the Fund Universe median return by 0.28%. The Fund’s total return for the one-year period was below the Peer Group median return by 7.85%, the S&P Index return by 8.69%, and the Fund Universe median return by 10.30%. The Trustees considered the Advisor’s assertion that the Fund’s underperformance relative to the Peer Group was due to an underweight allocation to banks and utilities in 2023. The Trustees observed that the Fund’s volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group and Fund Universe for the one-, three-, and five-year periods.

●	The International Value Fund’s annualized total return for the five-year period was above the Peer Group and Foreign Large Value Fund Universe median returns, the MSCI All Country World Ex USA Value Index return, and the MSCI World Ex USA Value Index return. The Fund’s annualized total return for the ten-year period was below the Peer Group median return by 0.03%, the MSCI All Country World Ex USA Value Index return by 0.68%, the Fund Universe median return by 0.93%, and the MSCI World Ex USA Value Index return by 1.05%. For the three-year period, the Fund’s annualized total return was below the Fund Universe median return, the MSCI All Country World Ex USA Value Index return, the Peer Group median return, and the MSCI World Ex USA Value Index return by 0.02%, 0.08%, 0.29%, and 2.47%, respectively. The Fund’s total return for the one-year period was below the Peer Group median return, the MSCI All Country World Ex USA Value Index return, the Fund Universe median return, and the MSCI World Ex USA Value Index return by 5.90%, 7.50%, 7.95%, and 8.68%, respectively. The Trustees considered the Advisor’s belief that the Fund’s underperformance relative to the Peer Group for the one- and three-year periods was mainly due to the underperformance of gold stocks and other inflation sensitive sectors versus technology in 2023. The Trustees also observed that the Fund’s volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, ranked it in the first quartile of the funds (which is the most favorable) in the Peer Group and Fund Universe for the one-, three-, and five-year periods.

The Board considered the overall quality of services provided by the Advisor to the Funds. In doing so, the Board considered the Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Advisor to each Fund were satisfactory.

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Advisory Fees and Expense Ratios

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

●	The Emerging Markets Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Diversified Emerging Markets Fund Universe medians by 0.08% and 0.1625%, respectively. The Trustees noted that the Fund’s advisory fee was higher than the standard fee that the Advisor charges to sub-advise separate accounts for institutional clients of its affiliate, Alliance Global Partners Corp (“AGP”). The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to AGP’s institutional clients, and that the Advisor provides more services to the Fund than it does to separately managed accounts for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.32% and 0.37%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes. The Trustees also considered the Advisor’s observation that some of the funds in the Peer Group are part of large fund complexes and therefore could have lower expenses and/or support lower expense caps.

●	The Gold Fund’s annual investment advisory fee (gross of fee waivers) was slightly higher than the Peer Group median by 0.02%, and higher than the Equity Precious Metals Fund Universe median by 0.05%. The Trustees noted that the Fund’s advisory fee was the same as the standard fee that the Advisor charges to sub-advise separate accounts for institutional clients of its affiliate, AGP. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to AGP’s institutional clients, and that the Advisor provides more services to the Fund than it does to separately managed accounts for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group and Fund Universe medians.

●	The International Bond Fund’s annual investment advisory fee (gross of fee waivers) was lower than the Peer Group median and the same as the Global Bond Fund Universe median. The Trustees noted that the Fund’s advisory fee was lower than the standard fee that the Advisor charges to sub-advise separate accounts for institutional clients of its affiliate, AGP. The Trustees also considered that the Fund’s advisory fee was lower than the advisory fees paid by the other series of the Trust managed by the Advisor.

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.12% and 0.15%, respectively. The Trustees considered that the Fund’s total expenses were not in the highest quartile of the Peer Group. The Trustees also noted that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

●	The International Dividend Fund’s annual investment advisory fee (gross of fee waivers) was higher than both the Peer Group and Foreign Large Value Fund Universe medians by 0.10%. The Trustees considered that compared to other funds in the Peer Group, the Advisor believes that there is substantially more effort and specialization required to manage the Fund. The Trustees noted that the Fund’s advisory fee was higher than the standard fee that the Advisor charges to sub-advise separate accounts for institutional clients of its affiliate, AGP. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to AGP’s institutional clients, and that the Advisor provides more services to the Fund than it does to separately managed accounts for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.22% and 0.31%, respectively. The Trustees considered, however, the Advisor’s assertion that the Fund is somewhat uniquely focused on smaller, less liquid markets than its peer funds, and that the Fund therefore generally has higher custody and brokerage expenses. The Trustees also noted that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

●	The International Value Fund’s annual investment advisory fee (gross of fee waivers) was higher than both the Peer Group and Foreign Large Value Fund Universe medians by 0.33%. The Trustees considered the Advisor’s belief that the Fund warrants a higher advisory fee than the Peer Group funds generally because the Fund uses a distinct strategy involving investment in markets that are not typically covered and a focus on dividend paying companies, and therefore require more research and specialized trading in certain cases. The Trustees noted that the Fund’s advisory fee was higher than the standard fee that the Advisor charges to sub-advise separate accounts for institutional clients of its affiliate, AGP. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to AGP’s institutional clients, and that the Advisor provides more services to the Fund than it does to separately managed accounts for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.51% and 0.54%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes. The Trustees also considered the Advisor’s belief that management of the Fund warranted a higher advisory fee, as discussed above, which also resulted in higher total expenses.

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

In considering the Funds’ fees and total expenses, the Board considered the Advisor’s longstanding view that each Fund is distinct from its Peer Group in some significant way, as the Advisor focuses on unhedged exposure to various countries, currencies, and commodities in a way that is not replicated by any other fund family’s products, and that this makes it difficult for Broadridge to appropriately categorize the Funds’ strategies and construct peer groups for the Funds. The Board also considered that most investors in the Funds, the majority of whom purchase shares through AGP, invest in the Funds specifically for this unique investment process and philosophy and with a long-term focus.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Advisor provides to the Funds.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information prepared by the Advisor relating to its costs and profits with respect to each Fund for the year ended December 31, 2023, noting that the Advisor had waived a significant portion of its advisory fee for the International Bond Fund, had waived a portion of its advisory fee for the Emerging Markets Fund, and had recouped fees it previously waived for the International Dividend Fund and International Value Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profits of the Advisor from its relationships with the Funds were reasonable.

The Board also considered the benefits received by the Advisor as a result of the Advisor’s relationship with the Funds, other than the receipt of its investment advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Funds generally, and any favorable publicity arising in connection with the Funds’ performance. The Trustees noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Funds grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement with respect to the Funds.

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”) met on March 12-14, 2024 (the “Meeting”), to review the liquidity risk management program (the “Fund Program”) applicable to the following series of the Trust (each, a “Fund” and together, the “Funds”) pursuant to the Liquidity Rule:

EP Emerging Markets Fund (formerly, EP Emerging Markets Small Companies Fund)

EuroPac Gold Fund

EuroPac International Bond Fund

EuroPac International Dividend Income Fund

EuroPac International Value Fund

The Board has appointed Euro Pacific Asset Management, LLC, the investment adviser to the Funds, as the program administrator (“Program Administrator”) for the Fund Program. Under the Trust’s liquidity risk management program (the “Trust Program”), the Board has delegated oversight of the Trust Program to the Liquidity Oversight Committee (the “Oversight Committee”). At the Meeting, the Oversight Committee, on behalf of Program Administrator and the Funds, provided the Board with a written report (the “Report”) that addressed the operation, adequacy, and effectiveness of implementation of the Fund Program, and any material changes to it for the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”).

In assessing the adequacy and effectiveness of implementation of the Fund Program, the Report discussed the following, among other things:

●	The Fund Program’s liquidity classification methodology for categorizing each Fund’s investments;
●	An overview of market liquidity for each Fund during the Program Reporting Period;
●	Each Fund’s ability to meet redemption requests;
●	Each Fund’s cash management;
●	Each Fund’s borrowing activity, if any, in order to meet redemption requests;
●	Each Fund’s compliance with the 15% limit of illiquid investments; and
●	Each Fund’s status as a primarily highly liquid fund (“PHLF”), the effectiveness of the implementation of the PHLF standard, and whether it would be appropriate for each Fund to adopt a highly liquid investment minimum (“HLIM”).

The Report stated that the Funds primarily hold assets that are defined under the Liquidity Rule as "highly liquid investments," and therefore each Fund is not required to establish an HLIM. Highly liquid investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment. The Report also stated that there were no material changes made to the Fund Program during the Program Reporting Period.

In the Report, the Program Administrator concluded that (i) the Fund Program, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii) each Fund continues to qualify as a PHLF and therefore is not required to adopt an HLIM; (iii) during the Program Reporting Period, each Fund was able to meet redemption requests without significant dilution of remaining investors’ interests; and (iv) there were no weaknesses in the design or implementation of the Fund Program during the Program Reporting Period.

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

There can be no assurance that the Fund Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Euro Pacific Funds

EXPENSE EXAMPLES

For the Six Months Ended April 30, 2024 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (Class A shares only), and redemption fees and (2) ongoing costs, including management fees; distribution fees and/or service (12b-1) fees (Class A shares only); and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2023 to April 30, 2024.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

EuroPac International Value Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	11/1/23	4/30/24	11/1/23 – 4/30/24
Class A	$1,000.00	$ 1,098.10	$ 8.99
Class I	1,000.00	1,100.30	7.69
Hypothetical (5% annual return before expenses)
Class A	1,000.00	1,016.29	8.64
Class I	1,000.00	1,017.54	7.39

*	Expenses are equal to the Fund’s annualized expense ratios of 1.72% and 1.47% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 182/366 (to reflect the six-month period). The expense ratios reflect a recovery of previously waived fees. Assumes all dividends and distributions were reinvested.

Euro Pacific Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended April 30, 2024 (Unaudited)

EuroPac International Bond Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	11/1/23	4/30/24	11/1/23 – 4/30/24
Class A	$1,000.00	$ 1,045.70	$ 5.85
Class I	1,000.00	1,047.60	4.58
Hypothetical (5% annual return before expenses)
Class A	1,000.00	1,019.15	5.77
Class I	1,000.00	1,020.39	4.52

*	Expenses are equal to the Fund’s annualized expense ratios of 1.15% and 0.90% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 182/366 (to reflect the six- month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

EuroPac International Dividend Income Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	11/1/23	4/30/24	11/1/23 – 4/30/24
Class A	$1,000.00	$ 1,081.10	$ 7.82
Class I	1,000.00	1,082.20	6.53
Hypothetical (5% annual return before expenses)
Class A	1,000.00	1,017.35	7.58
Class I	1,000.00	1,018.60	6.33

*	Expenses are equal to the Fund’s annualized expense ratios of 1.50% and 1.25% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six- month period). The expense ratios reflect a recovery of previously waived fees. Assumes all dividends and distributions were reinvested.

EP Emerging Markets Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	11/1/23	4/30/24	11/1/23 – 4/30/24
Class A	$1,000.00	$ 1,104.40	$ 9.16
Class I	1,000.00	1,106.20	7.86
Hypothetical (5% annual return before expenses)
Class A	1,000.00	1,016,.16	8.78
Class I	1,000.00	1,017.40	7.53

*	Expenses are equal to the Fund’s annualized expense ratios of 1.75% and 1.50% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 182/366 (to reflect the six- month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Euro Pacific Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended April 30, 2024 (Unaudited)

EuroPac Gold Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	11/1/23	4/30/24	11/1/23 – 4/30/24
Class A	$1,000.00	$ 1,185.10	$ 7.51
Class I	1,000.00	1,187.10	6.16
Hypothetical (5% annual return before expenses)
Class A	1,000.00	1,017.99	6.94
Class I	1,000.00	1,019.23	5.69

*	Expenses are equal to the Fund’s annualized expense ratios of 1.38% and 1.13% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 182/366 (to reflect the six- month period). Assumes all dividends and distributions were reinvested.

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Euro Pacific Funds

Each a series of Investment Managers Series Trust

Investment Advisor

Euro Pacific Asset Management, LLC

Suite 204, Lots 81-82

Street C

Dorado, Puerto Rico 00646

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

Two Liberty Place

50 South 16th Street, Suite 2900

Philadelphia, Pennsylvania 19102

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, Wisconsin 53212

Distributor

UMB Distribution Services, LLC.

235 West Galena Street

Milwaukee, Wisconsin 53212

FUND INFORMATION

	TICKER	CUSIP
EuroPac International Value Fund – Class A	EPIVX	461 418 766
EuroPac International Value Fund – Class I	EPVIX	461 41P 669
EuroPac International Bond Fund – Class A	EPIBX	461 418 618
EuroPac International Bond Fund – Class I	EPBIX	461 41P 651
EuroPac International Dividend Income Fund – Class A	EPDPX	461 41P 487
EuroPac International Dividend Income Fund – Class I	EPDIX	461 41P 479
EP Emerging Markets Fund – Class A	EPASX	461 418 550
EP Emerging Markets Fund – Class I	EPEIX	461 41P 636
EuroPac Gold Fund – Class A	EPGFX	461 41P 677
EuroPac Gold Fund – Class I	EPGIX	461 41Q 196

Privacy Principles of the Euro Pacific Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Euro Pacific Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting

The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are also available, without charge and upon request by calling the Funds at (888) 558-5851, on the Funds’ website at www.europacificfunds.com or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 558-5851.

Euro Pacific Funds

P. O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 558-5851

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. N/A.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	7/08/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	7/08/24

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	7/08/24